           AS FILED WITH THE SECURITIES AND EXCHANGE ON MARCH 27, 2006

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-08261

                              MEMBERS MUTUAL FUNDS
               (Exact name of registrant as specified in charter)

                             5910 Mineral Point Road
                                Madison, WI 53705
                     (Name and address of agent for service)

        Registrant's telephone number including area code: (608) 238-5851

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

                                                 (MEMBERS(TM) MUTUAL FUNDS LOGO)

MEMBERS(R) MUTUAL FUNDS
Quarterly Portfolio Holdings Report
January 31, 2006

CASH RESERVES FUND

BOND FUND

HIGH INCOME FUND

BALANCED FUND

LARGE CAP VALUE FUND

LARGE CAP GROWTH FUND

MID CAP VALUE FUND

MID CAP GROWTH FUND

INTERNATIONAL STOCK FUND

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
PORTFOLIOS OF INVESTMENTS
   Cash Reserves Fund ...................................................     2
   Bond Fund ............................................................     3
   High Income Fund .....................................................     7
   Balanced Fund ........................................................    13
   Large Cap Value Fund .................................................    18
   Large Cap Growth Fund ................................................    20
   Mid Cap Value Fund ...................................................    22
   Mid Cap Growth Fund ..................................................    25
   International Stock Fund .............................................    27
NOTES TO PORTFOLIOS OF INVESTMENTS ......................................    31
OTHER INFORMATION .......................................................    34

(MEMBERS(TM) MUTUAL FUNDS LOGO)

                                      QUARTERLY HOLDINGS REPORT JANUARY 31, 2006

2          CASH RESERVES FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)


                                                                        Value
Par Value                                                             (Note 1)
----------                                                           -----------
CORPORATE NOTES AND BONDS - 27.68%

             FINANCE - 25.16%
$  475,000   Bank of America Corp.
             7.125%, due 09/15/06                                    $   483,363
   700,000   Goldman Sachs Group, Inc., Series B (G)
             4.443%, due 08/01/06                                        700,235
   500,000   HSBC Finance Corp.
             3.375%, due 02/21/06                                        499,920
   750,000   Inter-American Development Bank (A)
             4.310%, due 02/17/06                                        748,563
   750,000   Inter-American Development Bank (A)
             4.390%, due 02/21/06                                        748,171
   825,000   International Bank for
             Reconstruction and Development (A)
             4.400%, due 02/28/06                                        822,278
   500,000   Merrill Lynch & Co., Inc., Series B (G)
             4.880%, due 04/18/06                                        500,318
   500,000   Morgan Stanley
             6.100%, due 04/15/06                                        501,933
                                                                     -----------
                                                                       5,004,781
                                                                     -----------
             HEALTH CARE - 2.52%
   500,000   Merck & Co., Inc. (C)
             4.726%, due 02/22/06                                        500,208
                                                                     -----------
             TOTAL CORPORATE NOTES AND BONDS                           5,504,989
             (Cost $5,504,989)
                                                                     -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 67.18%

             FEDERAL AGRICULTURAL MORTGAGE CORP. (A) - 3.76%
   750,000   4.370%, due 03/01/06                                        747,451
                                                                     -----------
             FEDERAL FARM CREDIT BANK - 19.04%
   247,000   4.160%, due 02/02/06 (A)                                    246,972
 1,000,000   4.160%, due 02/06/06 (A)                                    999,422
   750,000   4.330%, due 02/10/06 (A)                                    749,188
   700,000   4.275%, due 06/01/06 (G)                                    699,954
   700,000   4.330%, due 07/14/06 (G)                                    700,000
   400,000   4.350%, due 07/17/06 (A)                                    391,977
                                                                     -----------
                                                                       3,787,513
                                                                     -----------
             FEDERAL HOME LOAN BANK (A) - 9.89%
   400,000   4.343%, due 02/10/06                                        399,566
   825,000   4.390%, due 02/24/06                                        822,686
   750,000   4.400%, due 03/31/06                                        744,683
                                                                     -----------
                                                                       1,966,935
                                                                     -----------
             FEDERAL HOME LOAN MORTGAGE CORP. - 12.30%
$  700,000   4.230%, due 02/14/06 (A)                                $   698,931
   750,000   4.390%, due 03/07/06 (A)                                    746,890
 1,000,000   4.470%, due 01/26/07 (G)                                  1,000,000
                                                                     -----------
                                                                       2,445,821
                                                                     -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION (A) -13.16%
   600,000   4.230%, due 02/07/06                                        599,577
   750,000   4.250%, due 02/13/06                                        748,937
   300,000   4.240%, due 02/15/06                                        299,505
 1,000,000   4.470%, due 10/02/06                                        969,828
                                                                     -----------
                                                                       2,617,847
                                                                     -----------
             U.S. TREASURY BILLS (A) - 9.03%
   800,000   4.070%, due 02/09/06                                        799,277
 1,000,000   4.155%, due 02/23/06                                        997,549
                                                                     -----------
                                                                       1,796,826
                                                                     -----------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS             13,362,393
             (Cost $13,362,393)
                                                                     -----------

Shares
------
INVESTMENT COMPANIES - 5.31%
   784,849   J.P. Morgan Prime Money Market Fund                         784,849
   272,032   SSgA Prime Money Market Fund                                272,032
                                                                     -----------
             TOTAL INVESTMENT COMPANIES                                1,056,881
             (Cost $1,056,881)
                                                                     -----------
TOTAL INVESTMENTS - 100.17%                                           19,924,263
(Cost $19,924,263**)
                                                                     -----------
NET OTHER ASSETS AND LIABILITIES - (0.17)%                               (34,081)
                                                                     -----------
TOTAL NET ASSETS - 100.00%                                           $19,890,182
                                                                     ===========

----------
**   Aggregate cost for Federal tax purposes was $19,924,263.

(A)  Rate noted represents annualized yield at time of purchase.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G)  Floating rate note. Date shown is next reset date.

              See accompanying Notes to Portfolios of Investments.

(MEMBERS(TM) MUTUAL FUNDS LOGO)

                                      QUARTERLY HOLDINGS REPORT JANUARY 31, 2006

               BOND FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)               3


                                                                         Value
 Par Value                                                             (Note 1)
----------                                                           -----------
ASSET BACKED - 7.30%

$   69,679   ABSC Long Beach Home Equity Loan
             Trust, Series 2000-LB1, Class AF5 (M)
             8.550%, due 09/21/30                                    $    69,490
   300,000   Ameriquest Mortgage Securities,
             Inc., Series 2004-FR1, Class M2 (M)
             5.207%, due 05/25/34                                        295,932
   860,000   Citibank Credit Card
             Issuance Trust, Series
             2004-A1, Class A1
             2.550%, due 01/20/09                                        840,615
 1,000,000   Countrywide Asset-Backed
             Certificates, Series 2003-S1, Class A4 (M)
             5.009%, due 12/25/32                                        997,540
   560,000   GMAC Mortgage Corp. Loan Trust,
             Series 2004-HE2, Class M1 (G)
             3.950%, due 10/25/33                                        543,427
   476,691   Green Tree Financial Corp.,
             Series 1998-2, Class A6
             6.810%, due 12/01/27                                        483,646
   700,000   Green Tree Home Equity Loan
             Trust, Series 1999-A, Class B1
             8.970%, due 11/15/27                                        723,511
 1,500,000   New Century Home Equity Loan
             Trust, Series 2003-5, Class AI5
             5.500%, due 11/25/33                                      1,502,306
 1,621,000   Residential Asset Mortgage
             Products, Inc., Series 2003-RS9,
             Class AI5
             4.990%, due 03/25/31                                      1,613,923
   315,000   Soundview Home Equity Loan
             Trust, Series 2005-B, Class M6 (M)
             6.175%, due 05/25/35                                        313,257
   440,000   Wells Fargo Home Equity
             Trust, Series 2004-2, Class M8A (C) (G)
             7.530%, due 03/25/33                                        439,979
                                                                     -----------
             TOTAL ASSET BACKED                                        7,823,626
             (Cost $7,843,900)
                                                                     -----------
COMMERCIAL MORTGAGE BACKED - 7.67%

 1,094,881    Bank of America Alternative
              Loan Trust, Series 2005-12
              6.000%, due 01/25/36                                     1,094,626
   876,089    Bear Stearns Commercial Mortgage
              Securities, Series 2001-TOP4, Class A1
              5.060%, due 11/15/16                                       874,581
   525,000    Bear Stearns Commercial
              Mortgage Securities, Series
              2004-T16, Class A2
              3.700%, due 02/13/46                                       509,765
   525,000    Bear Stearns Commercial Mortgage
              Securities, Series 2004-T16, Class A6 (G)
              4.750%, due 02/13/46                                       505,734
   325,000    Bear Stearns Commercial Mortgage
              Securities, Series 2005-T20, Class F (C) (G)
              5.156%, due 10/12/42                                       314,321
 1,200,000    Greenwich Capital Commercial
              Funding Corp., Series 2004-GG1, Class A7 (G)
              5.317%, due 06/10/36                                     1,202,849
$  800,000   LB-UBS Commercial Mortgage
             Trust, Series 2004-C8, Class A6 (G)
             4.799%, due 12/15/29                                    $   775,604
   225,203   Morgan Stanley Capital I,
             Series 1999-CAM1, Class A3
             6.920%, due 03/15/32                                        227,581
 1,150,000   Morgan Stanley Capital I,
             Series 2004-HQ4, Class A7
             4.970%, due 04/14/40                                      1,122,801
   500,000   Morgan Stanley Capital I,
             Series 2004-T13, Class A3
             4.390%, due 09/13/45                                        477,928
   330,000   Multi Security Asset Trust,
             Series 2005-RR4A, Class J (C) (G)
             5.880%, due 11/28/35                                        284,934
   854,905   Wachovia Bank Commercial Mortgage
             Trust, Series 2003-C6, Class A1
             3.364%, due 08/15/35                                        830,330
                                                                     -----------
             TOTAL COMMERCIAL MORTGAGE BACKED                          8,221,054
             (Cost $8,401,488)
                                                                     -----------
CORPORATE NOTES AND BONDS - 26.97%
             CAPITAL GOODS - 0.92%
 1,000,000   Caterpillar Financial
             Services Corp., Series F
             2.500%, due 10/03/06                                        983,890
                                                                     -----------
             CONSUMER DISCRETIONARY - 3.00%
   750,000   American Association of
             Retired Persons (C)
             7.500%, due 05/01/31                                        914,096
   700,000   Carnival Corp. (D)
             3.750%, due 11/15/07                                        684,262
 1,000,000   Cendant Corp.
             6.250%, due 01/15/08                                      1,015,968
   575,000   Erac USA Finance Co. (C)
             6.700%, due 06/01/34                                        599,683
                                                                     -----------
                                                                       3,214,009
                                                                     -----------
             CONSUMER STAPLES - 0.69%
   750,000   Coca-Cola Enterprises, Inc. (O)
             4.375%, due 09/15/09                                        735,352
                                                                     -----------
             ENERGY - 1.66%
   240,000   Amerada Hess Corp.
             7.875%, due 10/01/29                                        291,572
   500,000   Burlington Resources Finance Co.
             5.700%, due 03/01/07                                        501,975
   400,000   Pemex Project Funding Master Trust
             7.375%, due 12/15/14                                        441,600
   450,000   Valero Energy Corp.
             7.500%, due 04/15/32                                        541,256
                                                                     -----------
                                                                       1,776,403
                                                                     -----------

              See accompanying Notes to Portfolios of Investments.

                                                 (MEMBERS(TM) MUTUAL FUNDS LOGO)

QUARTERLY HOLDINGS REPORT JANUARY 31, 2006

4         BOND FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)


                                                                         Value
 Par Value                                                             (Note 1)
----------                                                            ----------
CORPORATE NOTES AND BONDS (CONTINUED)

             FINANCE - 6.16%
$  500,000   AIG SunAmerica Global Financing XII (C)
             5.300%, due 05/30/07                                     $  501,580
   500,000   American General Finance Corp., Series H
             4.625%, due 09/01/10                                        486,979
   500,000   Bear Stearns Cos., Inc.
             7.800%, due 08/15/07                                        520,356
   500,000   CIT Group, Inc.
             7.375%, due 04/02/07                                        512,968
   290,000   GE Global Insurance Holding Corp.
             7.000%, due 02/15/26                                        330,859
   330,000   GE Global Insurance Holding Corp.
             7.750%, due 06/15/30                                        411,796
   750,000   Goldman Sachs Group, Inc.
             5.700%, due 09/01/12                                        764,147
   750,000   HSBC Finance Corp.
             6.500%, due 11/15/08                                        778,394
   500,000   Merrill Lynch & Co., Inc.
             7.375%, due 05/15/06                                        503,262
   500,000   U.S. Bank N.A.
             6.300%, due 02/04/14                                        534,639
   750,000   Wachovia Corp.
             4.950%, due 11/01/06                                        749,564
   500,000   Washington Mutual Finance Corp.
             6.250%, due 05/15/06                                        502,014
                                                                      ----------
                                                                       6,596,558
                                                                      ----------
             FORESTRY/PAPER - 0.35%
   325,000   Westvaco Corp.
             8.200%, due 01/15/30                                        372,488
                                                                      ----------
             HEALTH CARE - 1.37%
   500,000   Eli Lilly & Co.
             6.570%, due 01/01/16                                        551,279
   325,000   Genentech, Inc.
             5.250%, due 07/15/35                                        306,884
   345,000   Merck & Co., Inc.
             6.400%, due 03/01/28                                        362,506
   230,000   Wyeth
             6.500%, due 02/01/34                                        249,797
                                                                      ----------
                                                                       1,470,466
                                                                      ----------
             INDUSTRIALS - 5.40%
   240,000   Boeing Co.
             8.625%, due 11/15/31                                        332,553
   215,000   D.R. Horton, Inc.
             5.250%, due 02/15/15                                        200,620
   500,000   DaimlerChrysler N.A. Holding Corp.
             4.750%, due 01/15/08                                        494,640
 1,000,000   Dow Chemical Co.
             5.750%, due 12/15/08                                      1,021,592
   800,000   General Electric Co.
             5.000%, due 02/01/13                                        793,511
   250,000   General Motors Acceptance Corp.
             6.125%, due 08/28/07                                        242,113
   850,000   General Motors Acceptance Corp. (O)
             7.250%, due 03/02/11                                        820,082
$  200,000   International Paper Co.
             7.875%, due 08/01/06                                     $  202,285
   215,000   Pulte Homes, Inc. (O)
             5.200%, due 02/15/15                                        201,730
   192,000   Raytheon Co.
             4.500%, due 11/15/07                                        190,114
   235,000   Waste Management, Inc.
             7.125%, due 12/15/17                                        257,610
   500,000   Weyerhaeuser Co.
             6.875%, due 12/15/33                                        521,380
   525,000   WM Wrigley Jr. Co.
             4.300%, due 07/15/10                                        512,734
                                                                      ----------
                                                                       5,790,964
                                                                      ----------
             PIPELINE - 0.36%
   345,000   Kinder Morgan, Inc.
             7.250%, due 03/01/28                                        383,948
                                                                      ----------
             REITS - 0.25%
   270,000   Simon Property Group, L.P.
             5.625%, due 08/15/14                                        271,582
                                                                      ----------
             TELECOMMUNICATIONS - 1.43%
   500,000   Bellsouth Capital Funding
             7.875%, due 02/15/30                                        592,217
   200,000   Telephone & Data Systems, Inc.
             7.000%, due 08/01/06                                        201,259
   250,000   Verizon Wireless Capital LLC
             5.375%, due 12/15/06                                        250,710
   500,000   Vodafone Group PLC (D)
             5.000%, due 12/16/13                                        488,252
                                                                      ----------
                                                                       1,532,438
                                                                      ----------
             TRANSPORTATION - 1.09%
   285,000   Burlington Northern Santa Fe Corp.
             8.125%, due 04/15/20                                        353,850
   359,000   Norfolk Southern Corp.
             5.590%, due 05/17/25                                        354,141
   390,000   Norfolk Southern Corp.
             7.050%, due 05/01/37                                        458,265
                                                                      ----------
                                                                       1,166,256
                                                                      ----------
             UTILITIES - 4.29%
   550,000   Constellation Energy Group, Inc.
             4.550%, due 06/15/15                                        513,684
   750,000   DTE Energy Co.
             6.450%, due 06/01/06                                        753,304
   500,000   Energy East Corp.
             8.050%, due 11/15/10                                        557,053
   750,000   Niagara Mohawk Power Corp.
             7.750%, due 05/15/06                                        756,095
   285,000   Pacific Gas and Electric Co.
             6.050%, due 03/01/34                                        290,183
   250,000   Progress Energy, Inc.
             7.750%, due 03/01/31                                        297,304

              See accompanying Notes to Portfolios of Investments.

(MEMBERS(TM) MUTUAL FUNDS LOGO)

                                      QUARTERLY HOLDINGS REPORT JANUARY 31, 2006

          BOND FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)         5


                                                                        Value
 Par Value                                                             (Note 1)
----------                                                           -----------
CORPORATE NOTES AND BONDS (CONTINUED)

             UTILITIES (CONTINUED)
$  600,000   Virginia Electric and Power Co., Series A
             5.750%, due 03/31/06                                    $   600,635
   750,000   Wisconsin Electric Power
             6.500%, due 06/01/28                                        831,660
                                                                     -----------
                                                                       4,599,918
                                                                     -----------
             TOTAL CORPORATE NOTES AND BONDS                          28,894,272
             (Cost $28,550,878)
                                                                     -----------
MORTGAGE BACKED - 32.76%

             FEDERAL HOME LOAN MORTGAGE CORP. - 4.40%
   879,868   5.000%, due 05/01/18 Pool # E96322                          870,752
     9,120   8.000%, due 06/01/30 Pool # C01005                            9,730
    51,421   7.000%, due 03/01/31 Pool # C48133                           53,371
   170,468   6.500%, due 01/01/32 Pool # C62333                          174,965
 2,638,912   5.000%, due 07/01/33 Pool # A11325                        2,557,612
   290,513   6.000%, due 10/01/34 Pool # A28439                          293,622
   281,697   6.000%, due 10/01/34 Pool # A28598                          284,712
   244,715   5.000%, due 04/01/35 Pool # A32315                          236,361
   244,163   5.000%, due 04/01/35 Pool # A32316                          235,827
                                                                     -----------
                                                                       4,716,952
                                                                     -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 27.19%
 1,426,567   4.000%, due 04/01/15 Pool # 255719                        1,374,455
    69,204   6.000%, due 05/01/16 Pool # 582558                           70,739
   861,230   5.500%, due 02/01/18 Pool # 673194                          867,196
 1,058,876   5.000%, due 05/01/20 Pool # 813965                        1,046,194
 1,151,847   4.500%, due 09/01/20 Pool # 835465                        1,118,568
   124,207   6.000%, due 05/01/21 Pool # 253847                          126,398
   799,207   5.500%, due 12/01/22 Pool # 254587                          798,255
    48,358   7.000%, due 12/01/29 Pool # 762813                           50,398
   109,769   7.000%, due 11/01/31 Pool # 607515                          114,125
   165,695   6.000%, due 02/01/32 Pool # 611619                          167,651
   511,726   6.500%, due 03/01/32 Pool # 631377                          525,611
    14,634   7.000%, due 04/01/32 Pool # 641518                           15,210
    47,638   7.000%, due 05/01/32 Pool # 644591                           49,529
 1,337,483   6.500%, due 06/01/32 Pool # 545691                        1,373,774
     7,400   7.000%, due 08/01/32 Pool # 641302                            7,691
   441,729   6.000%, due 12/01/32 Pool # 676552                          446,944
 2,317,057   5.500%, due 04/01/33 Pool # 690206                        2,297,203
   481,469   6.000%, due 08/01/33 Pool # 729418                          486,702
   874,767   6.000%, due 08/01/33 Pool # 729423                          884,273
 1,117,703   5.000%, due 10/01/33 Pool # 254903                        1,083,937
 1,806,676   5.500%, due 11/01/33 Pool # 555880                        1,791,195
   168,296   5.000%, due 05/01/34 Pool # 775604                          162,944
   426,009   5.000%, due 05/01/34 Pool # 780890                          412,462
   265,867   5.000%, due 06/01/34 Pool # 255230                          257,412
 2,264,931   5.500%, due 06/01/34 Pool # 780384                        2,242,772
    57,232   7.000%, due 07/01/34 Pool # 792636                           59,486
   431,175   5.500%, due 08/01/34 Pool # 793647                          426,957
 1,635,438   5.500%, due 03/01/35 Pool # 815976                        1,618,461
   780,057   5.500%, due 07/01/35 Pool # 825283                          771,960
 1,063,662   5.000%, due 08/01/35 Pool # 829670                        1,028,009
$  462,280   5.500%, due 08/01/35 Pool # 826872                      $   457,481
   840,207   5.000%, due 09/01/35 Pool # 820347                          812,044
   949,834   5.000%, due 09/01/35 Pool # 835699                          917,997
 1,088,272   5.000%, due 10/01/35 Pool # 797669                        1,051,795
 1,096,547   5.500%, due 10/01/35 Pool # 836912                        1,085,164
   997,234   5.000%, due 11/01/35 Pool # 844504                          963,808
 1,094,285   5.000%, due 11/01/35 Pool # 844809                        1,057,606
 1,147,109   5.000%, due 12/01/35 Pool # 850561                        1,108,660
                                                                     -----------
                                                                      29,131,066
                                                                     -----------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.17%
    24,221   8.000%, due 10/20/15 Pool # 002995                           25,770
    80,120   6.500%, due 02/20/29 Pool # 002714                           83,307
    56,202   6.500%, due 04/20/31 Pool # 003068                           58,372
 1,100,000   5.008%, due 12/16/25 Series 2004-43,                      1,088,392
             Class C (G)
                                                                     -----------
                                                                       1,255,841
                                                                     -----------
             TOTAL MORTGAGE BACKED                                    35,103,859
             (Cost $35,323,663)
                                                                     -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 23.99%

             FEDERAL FARM CREDIT BANK - 0.50%
   500,000   5.875%, due 10/03/16                                        538,082
                                                                     -----------
             FEDERAL HOME LOAN MORTGAGE CORP. - 2.70%
 2,500,000   4.875%, due 11/15/13                                      2,499,357
   400,000   4.500%, due 01/15/14                                        390,080
                                                                     -----------
                                                                       2,889,437
                                                                     -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.42%
 1,400,000   4.000%, due 09/02/08                                      1,370,083
 1,095,000   4.625%, due 10/15/14 (O)                                  1,077,825
 1,000,000   6.625%, due 11/15/30                                      1,216,333
                                                                     -----------
                                                                       3,664,241
                                                                     -----------
             U.S. TREASURY BONDS - 2.20%
 1,745,000   6.250%, due 05/15/30 (O)                                  2,128,014
   210,000   5.375%, due 02/15/31 (O)                                    231,180
                                                                     -----------
                                                                       2,359,194
                                                                     -----------
             U.S. TREASURY NOTES - 15.17%
 3,140,000   2.250%, due 04/30/06 (O)                                  3,123,072
   350,000   2.000%, due 05/15/06 (O)                                    347,525
 2,250,000   2.625%, due 11/15/06 (O)                                  2,216,250
 1,500,000   3.125%, due 01/31/07 (O)                                  1,478,496
   800,000   3.375%, due 02/28/07 (O)                                    789,813
 1,000,000   4.000%, due 08/31/07 (O)                                    991,758
 1,470,000   3.750%, due 05/15/08 (O)                                  1,446,399
 2,280,000   3.000%, due 02/15/09 (O)                                  2,183,722
   650,000   3.875%, due 05/15/10 (O)                                    634,004
   300,000   3.875%, due 09/15/10 (O)                                    292,137
   100,000   4.500%, due 11/15/10 (O)                                     99,961

              See accompanying Notes to Portfolios of Investments.

                                                 (MEMBERS(TM) MUTUAL FUNDS LOGO)

QUARTERLY HOLDINGS REPORT JANUARY 31, 2006

6         BOND FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)


                                                                        Value
Par Value                                                             (Note 1)
---------                                                           ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (CONTINUED)

             U.S. TREASURY NOTES (CONTINUED)
$1,250,000   4.000%, due 02/15/15 (O)                               $  1,200,000
   360,000   4.250%, due 08/15/15 (O)                                    351,816
 1,100,000   4.500%, due 11/15/15 (O)                                  1,097,465
                                                                    ------------
                                                                      16,252,418
                                                                    ------------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS             25,703,372
             (Cost $25,696,752)
                                                                    ------------

Shares
------
INVESTMENT COMPANIES - 19.51%
   832,420   SSgA Prime Money Market Fund                               832,420
20,071,068   State Street Navigator Securities Lending
             Portfolio (I)                                           20,071,068
                                                                   ------------
             TOTAL INVESTMENT COMPANIES
             (Cost $20,903,488)                                      20,903,488
                                                                   ------------
TOTAL INVESTMENTS - 118.20%
(Cost $126,720,169**)                                               126,649,671
                                                                   ------------
NET OTHER ASSETS AND LIABILITIES - (18.20)%                         (19,498,659)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $107,151,012
                                                                   ============

----------
**   Aggregate cost for Federal tax purposes was $126,785,065.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.09% of total net assets.

(G)  Floating rate or variable rate note. Rate shown is as of January 31, 2006.

(I) Represents investments of cash collateral received in connection with securities lending.

(M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(O)  All (or portion of security) on loan.

PLC  Public Limited Company.

              See accompanying Notes to Portfolios of Investments.

(MEMBERS(TM) MUTUAL FUNDS LOGO)

                                      QUARTERLY HOLDINGS REPORT JANUARY 31, 2006

            HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)           7


                                                                         Value
Par Value                                                              (Note 1)
---------                                                             ----------
CORPORATE NOTES AND BONDS - 95.27%

            AEROSPACE/DEFENSE - 4.64%
 $100,000   Alliant Techsystems, Inc.
            8.500%, due 05/15/11                                      $  105,000
  185,000   Argo-Tech Corp.
            9.250%, due 06/01/11                                         196,563
  250,000   Armor Holdings, Inc. (O)
            8.250%, due 08/15/13                                         270,000
  260,000   BE Aerospace, Inc., Series B
            8.875%, due 05/01/11                                         273,325
  300,000   DI Finance/
            DynCorp International, Series B
            9.500%, due 02/15/13                                         309,000
  250,000   DRS Technologies, Inc. (O)
            6.875%, due 11/01/13                                         248,125
  200,000   DRS Technologies, Inc.
            7.625%, due 02/01/18                                         203,000
  200,000   Esterline Technologies Corp.
            7.750%, due 06/15/13                                         208,000
  195,000   K&F Acquisition, Inc. (O)
            7.750%, due 11/15/14                                         198,412
  205,000   L-3 Communications Corp.
            6.125%, due 01/15/14                                         202,437
  235,000   TransDigm, Inc.
            8.375%, due 07/15/11                                         246,750
                                                                      ----------
                                                                       2,460,612
                                                                      ----------
            APPAREL/TEXTILES - 1.21%
  200,000   Levi Strauss & Co. (G)
            9.280%, due 04/01/12                                         205,000
  195,000   Levi Strauss & Co.
            12.250%, due 12/15/12                                        221,325
  200,000   Warnaco, Inc.
            8.875%, due 06/15/13                                         214,000
                                                                      ----------
                                                                         640,325
                                                                      ----------
            BEVERAGE/FOOD - 2.13%
  150,000   B&G Foods, Inc.
            8.000%, due 10/01/11                                         154,313
  250,000   Del Monte Corp. (O)
            6.750%, due 02/15/15                                         248,125
  300,000   Doane Pet Care Co. (C)
            10.625%, due 11/15/15                                        313,500
  125,000   Michael Foods, Inc.
            8.000%, due 11/15/13                                         128,437
  200,000   NBTY, Inc. (C)
            7.125%, due 10/01/15                                         187,500
  100,000   Pinnacle Foods Holding Corp.
            8.250%, due 12/01/13                                          96,250
                                                                      ----------
                                                                       1,128,125
                                                                      ----------
            BUILDING MATERIALS - 2.05%
  300,000   Goodman Global Holding Co., Inc. (C) (O)
            7.875%, due 12/15/12                                         283,500
  500,000   Interface, Inc.
            7.300%, due 04/01/08                                         507,500
 $172,000   Interface, Inc.
            10.375%, due 02/01/10                                     $  187,050
   65,000   Jacuzzi Brands, Inc.
            9.625%, due 07/01/10                                          69,062
   40,000   Nortek, Inc.
            8.500%, due 09/01/14                                          38,900
                                                                      ----------
                                                                       1,086,012
                                                                      ----------
            CHEMICALS - 3.55%
  110,000   Equistar Chemicals
            L.P./ Equistar
            Funding Corp.
            10.625%, due 05/01/11                                        121,000
  288,000   Huntsman International LLC (O)
            10.125%, due 07/01/09                                        297,720
  175,000   Lyondell Chemical Co. (O)
            9.500%, due 12/15/08                                         183,531
  115,000   Lyondell Chemical Co.
            11.125%, due 07/15/12                                        129,087
   60,000   Nalco Co.
            7.750%, due 11/15/11                                          61,200
  160,000   Nalco Co. (O)
            8.875%, due 11/15/13                                         167,200
  375,000   Resolution Performance Products, Inc. (O)
            13.500%, due 11/15/10                                        400,313
  200,000   Rhodia S.A. (D) (O)
            10.250%, due 06/01/10                                        221,500
   95,000   Rockwood Specialties Group, Inc.
            10.625%, due 05/15/11                                        103,788
  200,000   Rockwood Specialties Group, Inc.
            7.500%, due 11/15/14                                         197,250
                                                                      ----------
                                                                       1,882,589
                                                                      ----------
            CONSUMER PRODUCTS - 4.59%
  100,000   ACCO Brands Corp.
            7.625%, due 08/15/15                                          95,375
  250,000   American Achievement Corp.
            8.250%, due 04/01/12                                         255,938
  300,000   Central Garden and Pet Co.
            9.125%, due 02/01/13                                         315,000
  150,000   Chattem, Inc. (O)
            7.000%, due 03/01/14                                         151,125
  185,000   Da-Lite Screen Co., Inc.
            9.500%, due 05/15/11                                         195,175
  200,000   Elizabeth Arden, Inc.
            7.750%, due 01/15/14                                         202,500
  150,000   Jarden Corp. (O)
            9.750%, due 05/01/12                                         150,000
  250,000   Leslie's Poolmart
            7.750%, due 02/01/13                                         250,937
  175,000   Playtex Products, Inc.
            9.375%, due 06/01/11                                         183,969
  185,000   Samsonite Corp.
            8.875%, due 06/01/11                                         195,175
  150,000   Simmons Bedding Co. (O)
            7.875%, due 01/15/14                                         141,000

              See accompanying Notes to Portfolios of Investments.

                                                 (MEMBERS(TM) MUTUAL FUNDS LOGO)

QUARTERLY HOLDINGS REPORT JANUARY 31, 2006

8     HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)


                                                                         Value
Par Value                                                              (Note 1)
---------                                                             ----------
CORPORATE NOTES AND BONDS (CONTINUED)

            CONSUMER PRODUCTS (CONTINUED)
 $300,000   Visant Corp.
            7.625%, due 10/01/12                                      $  299,250
                                                                      ----------
                                                                       2,435,444
                                                                      ----------
            ENVIRONMENTAL - 0.88%
  315,000   Allied Waste North America
            6.500%, due 11/15/10                                         312,638
  150,000   Casella Waste Systems, Inc.
            9.750%, due 02/01/13                                         157,500
                                                                      ----------
                                                                         470,138
                                                                      ----------
            FOOD & DRUG RETAILERS - 1.22%
  500,000   Rite Aid Corp.
            7.125%, due 01/15/07                                         501,250
  150,000   Stater Brothers Holdings (O)
            8.125%, due 06/15/12                                         149,250
                                                                      ----------
                                                                         650,500
                                                                      ----------
            FORESTRY/PAPER - 1.88%
  150,000   Abitibi-Consolidated, Inc. (D)
            (G)
            7.991%, due 06/15/11                                         144,000
  200,000   Boise Cascade LLC, Series B (G)
            7.475%, due 10/15/12                                         194,500
  250,000   Caraustar Industries, Inc. (O)
            9.875%, due 04/01/11                                         262,812
  190,000   Catalyst Paper Corp. (D)
            7.375%, due 03/01/14                                         167,200
  220,000   JSG Funding PLC (D)
            9.625%, due 10/01/12                                         227,150
                                                                      ----------
                                                                         995,662
                                                                      ----------
            GAMING - 9.27%
  300,000   American Casino &
            Entertainment Properties LLC
            7.850%, due 02/01/12                                         306,750
  300,000   Ameristar Casinos, Inc.
            10.750%, due 02/15/09                                        316,125
  300,000   Aztar Corp.
            9.000%, due 08/15/11                                         318,375
  135,000   Aztar Corp. (O)
            7.875%, due 06/15/14                                         140,062
  500,000   CCM Merger, Inc. (C) (O)
            8.000%, due 08/01/13                                         487,500
  100,000   Chukchansi Economic Development
            Authority (C) (G)
            8.060%, due 11/15/12                                         102,250
  195,000   Global Cash Access LLC/
            Global Cash Finance Corp.
            8.750%, due 03/15/12                                         208,650
  300,000   Hard Rock Hotel, Inc.
            8.875%, due 06/01/13                                         326,250
  250,000   Herbst Gaming, Inc.
            7.000%, due 11/15/14                                         249,375
 $100,000   Isle of Capri Casinos, Inc.
            9.000%, due 03/15/12                                      $  106,000
  225,000   Isle of Capri Casinos, Inc.
            7.000%, due 03/01/14                                         220,781
  350,000   Kerzner International Ltd. (D)
            6.750%, due 10/01/15                                         341,250
  150,000   Mandalay Resort Group, Series B
            10.250%, due 08/01/07                                        159,750
  155,000   Mandalay Resort Group (O)
            9.375%, due 02/15/10                                         170,887
  345,000   MGM Mirage
            8.375%, due 02/01/11                                         370,875
   70,000   MGM Mirage (O)
            5.875%, due 02/27/14                                          67,463
  300,000   Penn National Gaming, Inc.
            8.875%, due 03/15/10                                         313,875
  150,000   Pinnacle Entertainment, Inc. (O)
            8.750%, due 10/01/13                                         159,750
  200,000   Seneca Gaming Corp.
            7.250%, due 05/01/12                                         202,500
  200,000   Seneca Gaming Corp. (C)
            7.250%, due 05/01/12                                         202,500
  150,000   Wynn Las Vegas LLC/ Wynn
            Las Vegas Capital Corp.
            6.625%, due 12/01/14                                         146,063
                                                                      ----------
                                                                       4,917,031
                                                                      ----------
            GENERAL INDUSTRIAL & MANUFACTURING - 1.74%
  250,000   Chart Industries, Inc. (C)
            9.125%, due 10/15/15                                         258,125
  200,000   Hexcel Corp.
            6.750%, due 02/01/15                                         198,000
  200,000   Mueller Group, Inc.
            10.000%, due 05/01/12                                        212,000
  250,000   Wesco Distribution, Inc. (C)
            7.500%, due 10/15/17
            HEALTH CARE - 7.08%                                          254,375
                                                                      ----------
                                                                         922,500
                                                                      ----------
  200,000   Alderwoods Group, Inc.
            7.750%, due 09/15/12                                         206,500
  350,000   Carriage Services, Inc.
            7.875%, due 01/15/15                                         355,688
  350,000   DaVita, Inc.
            7.250%, due 03/15/15                                         352,187
  105,000   Extendicare Health Services, Inc.
            6.875%, due 05/01/14                                         102,637
  100,000   Fisher Scientific International, Inc.
            6.125%, due 07/01/15                                         100,125
  315,000   HCA, Inc.
            7.875%, due 02/01/11                                         337,171
  165,000   HCA, Inc. (O)
            6.375%, due 01/15/15                                         164,726
  200,000   IASIS Healthcare LLC/ IASIS Capital Corp.
            8.750%, due 06/15/14                                         204,750

              See accompanying Notes to Portfolios of Investments.

(MEMBERS(TM) MUTUAL FUNDS LOGO)

                                      QUARTERLY HOLDINGS REPORT JANUARY 31, 2006

      HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)     9


                                                                         Value
Par Value                                                              (Note 1)
---------                                                             ----------
CORPORATE NOTES AND BONDS (CONTINUED)

            HEALTH CARE (CONTINUED)
 $300,000   Omega Healthcare Investors, Inc.
            7.000%, due 04/01/14                                      $  304,500
  100,000   Psychiatric Solutions, Inc.
            7.750%, due 07/15/15                                         103,500
  250,000   Res-Care, Inc. (C)
            7.750%, due 10/15/13                                         251,250
  200,000   Skilled Healthcare Group, Inc. (C)
            11.000%, due 01/15/14                                        207,000
  250,000   Sybron Dental Specialties, Inc.
            8.125%, due 06/15/12                                         263,750
  200,000   Triad Hospitals, Inc.
            7.000%, due 11/15/13                                         201,750
  200,000   Vanguard Health Holding Co., II LLC
            9.000%, due 10/01/14                                         211,000
  250,000   Warner Chilcott Corp. (C)
            8.750%, due 02/01/15                                         245,000
  150,000   Watson Pharmaceuticals, Inc. (P)
            1.750%, due 03/15/23                                         144,938
                                                                      ----------
                                                                       3,756,472
                                                                      ----------
            HOTELS - 1.08%
  250,000   Felcor Lodging L.P. (G)
            8.830%, due 06/01/11                                         260,000
  300,000   Gaylord Entertainment Co.
            8.000%, due 11/15/13                                         312,000
                                                                      ----------
                                                                         572,000
                                                                      ----------
            LEISURE & ENTERTAINMENT - 1.25%
  245,000   Intrawest Corp. (D)
            7.500%, due 10/15/13                                         251,125
  200,000   NCL Corp.
            10.625%, due 07/15/14                                        209,250
  200,000   Vail Resorts, Inc.
            6.750%, due 02/15/14                                         201,000
                                                                      ----------
                                                                         661,375
                                                                      ----------
            MEDIA - BROADCASTING - 2.36%
  260,000   Allbritton Communications Co.
            7.750%, due 12/15/12                                         260,650
  250,000   Gray Television, Inc.
            9.250%, due 12/15/11                                         265,625
   50,000   LIN Television Corp. (O)
            6.500%, due 05/15/13                                          47,250
  300,000   LIN Television Corp., Series B
            6.500%, due 05/15/13                                         283,500
  150,000   Radio One, Inc.
            6.375%, due 02/15/13                                         143,625
  250,000   Sinclair Broadcast Group, Inc.
            8.000%, due 03/15/12                                         253,125
                                                                      ----------
                                                                       1,253,775
                                                                      ----------
            MEDIA - CABLE - 4.25%
  150,000   Cablevision Systems Corp., Series B (O)
            8.000%, due 04/15/12                                         142,875
 $435,000   CSC Holdings, Inc., Series B
            8.125%, due 08/15/09                                      $  441,525
  107,000   DirecTV Holdings LLC/
            DirecTV Financing Co.
            8.375%, due 03/15/13                                         114,757
  250,000   EchoStar Communications Corp. (O)(P)
            5.750%, due 05/15/08                                         245,000
  200,000   Insight Communications Co., Inc. (B)
            0.000%, due 02/15/11                                         211,000
  200,000   Kabel Deutschland GmbH (C)(D)
            10.625%, due 07/01/14                                        210,000
  150,000   Lodgenet Entertainment Corp.
            9.500%, due 06/15/13                                         162,000
  250,000   Mediacom Broadband LLC (C)
            8.500%, due 10/15/15                                         236,250
  294,000   Telenet Group Holding N.V. (B) (C) (D) (O)
            0.000%, due 06/15/14                                         244,755
  250,000   Videotron Ltee (C) (D)
            6.375%, due 12/15/15                                         247,500
                                                                      ----------
                                                                       2,255,662
                                                                      ----------
            MEDIA - DIVERSIFIED & SERVICES - 3.26%
  250,000   Advanstar Communications, Inc.
            10.750%, due 08/15/10                                        273,438
  200,000   Advanstar Communications, Inc., Series B
            12.000%, due 02/15/11                                        210,750
  150,000   Intelsat Bermuda, Ltd. (C) (D) (G)
            9.609%, due 01/15/12                                         152,625
  200,000   Intelsat, Ltd. (D)
            5.250%, due 11/01/08                                         183,000
  125,000   Lamar Media Corp.
            7.250%, due 01/01/13                                         129,062
  100,000   Lamar Media Corp.
            6.625%, due 08/15/15                                         100,500
  200,000   New Skies Satellites N.V. (D) (G)
            9.573%, due 11/01/11                                         208,500
  310,000   PanAmSat Holding Corp. (B)
            0.000%, due 11/01/14                                         218,550
  250,000   Quebecor Media, Inc. (C) (D)
            7.750%, due 03/15/16                                         255,000
                                                                      ----------
                                                                       1,731,425
                                                                      ----------
            METALS AND MINING - 1.55%
  300,000   Alpha Natural Resources LLC/ Alpha Natural Resources
            Capital Corp.
            10.000%, due 06/01/12                                        330,000
  200,000   Foundation PA Coal Co.
            7.250%, due 08/01/14                                         207,500
  150,000   Massey Energy Co.
            6.625%, due 11/15/10                                         152,250
  130,000   Peabody Energy Corp., Series B
            6.875%, due 03/15/13                                         134,550
                                                                      ----------
                                                                         824,300
                                                                      ----------

              See accompanying Notes to Portfolios of Investments.

                                                 (MEMBERS(TM) MUTUAL FUNDS LOGO)

QUARTERLY HOLDINGS REPORT JANUARY 31, 2006

10    HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)


                                                                         Value
Par Value                                                              (Note 1)
---------                                                             ----------
CORPORATE NOTES AND BONDS (CONTINUED)

            NON FOOD & DRUG RETAILERS - 2.77%
 $200,000   Affinity Group, Inc.
            9.000%, due 02/15/12                                      $  196,500
  300,000   Buhrmann US, Inc.
            7.875%, due 03/01/15                                         294,000
  260,000   Couche-Tard U.S. L.P./
            Couche-Tard Finance Corp.
            7.500%, due 12/15/13                                         269,750
  100,000   GSC Holdings Corp. (C) (G)
            8.405%, due 10/01/11                                         101,000
  100,000   GSC Holdings Corp. (C) (O)
            8.000%, due 10/01/12                                          97,125
  150,000   Pantry, Inc.
            7.750%, due 02/15/14                                         153,375
  100,000   Petro Stopping Centers L.P. / Petro Financial Corp.
            9.000%, due 02/15/12                                         100,250
  250,000   Stripes Acquisition LLC/ Susser Finance Corp. (C)
            10.625%, due 12/15/13                                        258,750
                                                                      ----------
                                                                       1,470,750
                                                                      ----------
            OIL & GAS - 5.73%
  203,000   Chesapeake Energy Corp.
            7.000%, due 08/15/14                                         209,598
  105,000   Chesapeake Energy Corp.
            6.375%, due 06/15/15                                         104,737
  166,000   Chesapeake Energy Corp.
            6.875%, due 01/15/16                                         169,320
  300,000   Compton Petroleum Finance Corp. (C) (D)
            7.625%, due 12/01/13                                         306,000
  250,000   Comstock Resources, Inc.
            6.875%, due 03/01/12                                         247,812
  250,000   Denbury Resources, Inc.
            7.500%, due 04/01/13                                         258,750
  175,000   Encore Acquisition Co. (O)
            6.250%, due 04/15/14                                         170,625
  200,000   Encore Acquisition Co.
            6.000%, due 07/15/15                                         188,000
  115,000   Exco Resources, Inc.
            7.250%, due 01/15/11                                         116,725
  100,000   Hanover Compressor Co.
            8.625%, due 12/15/10                                         106,250
  190,000   Hanover Compressor Co.
            9.000%, due 06/01/14                                         207,575
  150,000   Harvest Operations Corp. (D)
            7.875%, due 10/15/11                                         150,750
  190,000   Plains Exploration & Production Co. (O)
            7.125%, due 06/15/14                                         199,500
  300,000   Range Resources Corp.
            6.375%, due 03/15/15                                         299,250
  100,000   Universal Compression, Inc.
            7.250%, due 05/15/10                                         103,000
 $200,000   Whiting Petroleum Corp.
            7.250%, due 05/01/13                                      $  203,250
                                                                      ----------
                                                                       3,041,142
                                                                      ----------
            PACKAGING - 1.58%
  150,000   BWAY Corp.
            10.000%, due 10/15/10                                        157,500
  250,000   Crown Americas LLC and Crown
            Americas Capital Corp. (C)
            7.625%, due 11/15/13                                         258,750
  190,000   Owens-Brockway Glass Container, Inc.
            8.875%, due 02/15/09                                         198,313
  115,000   Owens-Brockway Glass Container, Inc.
            8.750%, due 11/15/12                                         123,625
  100,000   Silgan Holdings, Inc.
            6.750%, due 11/15/13                                          99,500
                                                                      ----------
                                                                         837,688
                                                                      ----------
            PRINTING & PUBLISHING - 3.99%
  100,000   CBD Media, Inc.
            8.625%, due 06/01/11                                         101,125
  153,000   Dex Media East LLC/ Dex Media East Finance Co.
            12.125%, due 11/15/12                                        177,098
  132,000   Dex Media West LLC/ Dex Media Finance Co., Series B
            9.875%, due 08/15/13                                         145,695
  665,000   Dex Media, Inc. (B) (O)
            0.000%, due 11/15/13                                         548,625
  500,000   Houghton Mifflin Co. (O)
            9.875%, due 02/01/13                                         540,000
  100,000   Morris Publishing Group LLC
            7.000%, due 08/01/13                                          93,250
  250,000   RH Donnelley Corp. (C)
            6.875%, due 01/15/13                                         229,375
  250,000   RH Donnelley, Inc.
            10.875%, due 12/15/12                                        281,250
                                                                      ----------
                                                                       2,116,418
                                                                      ----------
            RESTAURANTS - 0.39%
  200,000   Domino's, Inc.
            8.250%, due 07/01/11                                         207,500
                                                                      ----------
            STEEL - 0.38%
  200,000   Valmont Industries, Inc.
            6.875%, due 05/01/14                                         201,500
                                                                      ----------
            SUPPORT SERVICES - 6.69%
  150,000   Ahern Rentals, Inc.
            9.250%, due 08/15/13                                         157,500
  150,000   Cardtronics, Inc. (C)
            9.250%, due 08/15/13                                         150,375
  450,000   Coinmach Corp.
            9.000%, due 02/01/10                                         470,250

              See accompanying Notes to Portfolios of Investments.

(MEMBERS(TM) MUTUAL FUNDS LOGO)

                                      QUARTERLY HOLDINGS REPORT JANUARY 31, 2006

       HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)    11


                                                                         Value
Par Value                                                              (Note 1)
--------                                                              ----------
CORPORATE NOTES AND BONDS (CONTINUED)

           SUPPORT SERVICES (CONTINUED)
$200,000   Corrections Corp. of America
           6.250%, due 03/15/13                                       $  197,000
 250,000   H&E Equipment Services LLC/
           H&E Finance Corp.
           11.125%, due 06/15/12                                         277,500
 200,000   Hertz Corp. (C)
           8.875%, due 01/01/14                                          206,500
 250,000   Hertz Corp. (C) (O)
           10.500%, due 01/01/16                                         261,250
 410,000   Iron Mountain, Inc.
           8.625%, due 04/01/13                                          427,425
 350,000   Mac-Gray Corp.
           7.625%, due 08/15/15                                          352,625
 500,000   NationsRent Cos., Inc. (O)
           9.500%, due 05/01/15                                          532,500
 200,000   Norcross Safety Products LLC/ Norcross Capital Corp.,
           Series B 9.875%, due 08/15/11                                 207,500
 300,000   Williams Scotsman, Inc.
           8.500%, due 10/01/15                                          310,500
                                                                      ----------
                                                                       3,550,925
                                                                      ----------
           TECHNOLOGY - 4.14%
 250,000   Activant Solutions, Inc. (C) (G) (O)
           10.530%, due 04/01/10                                         255,000
 150,000   Flextronics International, Ltd. (D) (O) (P) 1.000%,
           due 08/01/10                                                  138,187
 100,000   Flextronics International, Ltd. (D)
           6.500%, due 05/15/13                                          100,750
 235,000   Lucent Technologies, Inc. (O)
           5.500%, due 11/15/08                                          230,300
 450,000   Lucent Technologies, Inc.
           6.450%, due 03/15/29                                          378,000
 200,000   Sungard Data Systems, Inc. (C)
           9.125%, due 08/15/13                                          208,000
 150,000   Sungard Data Systems, Inc. (C)
           10.250%, due 08/15/15                                         150,750
 300,000   Syniverse Technologies, Inc., Series
           B 7.750%, due 08/15/13                                        304,500
 405,000   Xerox Corp.
           7.625%, due 06/15/13                                          430,313
                                                                      ----------
                                                                       2,195,800
                                                                      ----------
           TELECOMMUNICATIONS - 8.20%
 400,000   Alamosa Delaware, Inc.
           12.000%, due 07/31/09                                         434,500
 500,000   American Cellular Corp., Series B
           10.000%, due 08/01/11                                         543,750
 125,000   American Tower Corp.
           7.125%, due 10/15/12                                          129,688
 250,000   Centennial Communications Corp./ Cellular Operating Co.
           LLC/Puerto Rico Operations 8.125%, due 02/01/14               254,375
 200,000   Cincinnati Bell, Inc. (O)
           8.375%, due 01/15/14                                          196,500
 100,000   Cincinnati Bell, Inc.
           7.000%, due 02/15/15                                       $   98,000
 195,000   Citizens Communications Co.
           6.250%, due 01/15/13                                          189,150
 165,000   Eircom Funding (D)
           8.250%, due 08/15/13                                          175,725
 210,000   MCI, Inc.
           7.688%, due 05/01/09                                          216,562
 100,000   MCI, Inc.
           8.735%, due 05/01/14                                          112,750
 250,000   Qwest Communications
           International, Inc.
           (G) 7.840%, due 02/15/09                                      253,750
 270,000   Qwest Corporation (C)
           7.625%, due 06/15/15                                          283,838
 100,000   Rogers Wireless, Inc. (D)
           8.000%, due 12/15/12                                          106,000
 300,000   Rural Cellular Corp.
           8.250%, due 03/15/12                                          316,125
 167,000   SBA Telecommunications, Inc./ SBA Communications Corp. (B)
           0.000%, due 12/15/11                                          156,980
 260,000   Time Warner Telecom Holdings, Inc.
           9.250%, due 02/15/14                                          276,900
 315,000   Time Warner Telecom, Inc. (O)
           10.125%, due 02/01/11                                         330,750
 250,000   UbiquiTel Operating Co.
           9.875%, due 03/01/11                                          274,375
                                                                      ----------
                                                                       4,349,718
                                                                      ----------
           TRANSPORTATION - 0.88%
 150,000   CHC Helicopter Corp. (D)
           7.375%, due 05/01/14                                          152,250
 300,000   Gulfmark Offshore, Inc. (O)
           7.750%, due 07/15/14                                          313,500
                                                                      ----------
                                                                         465,750
                                                                      ----------
           UTILITIES - 6.53%
 750,000   Edison Mission Energy
           7.730%, due 06/15/09                                          770,625
 100,000   El Paso Corp.
           7.625%, due 08/16/07                                          102,500
 200,000   El Paso Corp.
           7.000%, due 05/15/11                                          203,250
 200,000   Holly Energy Partners L.P.
           6.250%, due 03/01/15                                          193,000
 300,000   Inergy L.P./Inergy Finance Corp.
           6.875%, due 12/15/14                                          282,750
 100,000   Mirant Americas Generation LLC
           8.300%, due 05/01/11                                          102,500
 150,000   Mirant North America LLC (C)
           7.375%, due 12/31/13                                          152,625
 290,000   Mission Energy Holding Co.
           13.500%, due 07/15/08                                         334,950
 200,000   Northwestern Corp.
           5.875%, due 11/01/14                                          198,578

              See accompanying Notes to Portfolios of Investments.

                                                 (MEMBERS(TM) MUTUAL FUNDS LOGO)

QUARTERLY HOLDINGS REPORT JANUARY 31, 2006

12    HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)


                                                                        Value
Par Value                                                             (Note 1)
---------                                                           -----------
CORPORATE NOTES AND BONDS (CONTINUED)

           UTILITIES (CONTINUED)
$500,000   NRG Energy, Inc. (H)
           7.375%, due 02/01/16                                     $   508,750
 250,000   Suburban Propane Partners L.P./ Suburban Energy
           Finance Corp. (O) 6.875%, due 12/15/13                       238,125
 350,000   Texas Genco LLC/
           Texas Genco Financing Corp. (C)
           6.875%, due 12/15/14                                         378,875
                                                                    -----------
                                                                      3,466,528
                                                                    -----------
           TOTAL CORPORATE NOTES AND BONDS                           50,547,666
           (Cost $50,280,721)
                                                                    -----------

Shares
------
PREFERRED STOCKS - 1.98%

            AUTO PARTS & EQUIPMENT - 0.44%
   10,030   General Motors Corp.,
            Series A, 4.500% (P)                                        232,195
                                                                    -----------
            LEISURE & ENTERTAINMENT - 0.35%
    8,000   Six Flags, Inc.
            7.25% (O)(P)                                                186,000
                                                                    -----------
            OIL & GAS - 0.67%
    3,500   Chesapeake Energy Corp.,
            4.500% (O)(P)                                               355,250
                                                                    -----------
            TELECOMMUNICATIONS - 0.52%
    5,000   Crown Castle International Corp.
            6.250% (P)                                                  275,625
                                                                    -----------
            TOTAL PREFERRED STOCKS                                    1,049,070
            (Cost $1,010,457)
                                                                    -----------
WARRANTS AND RIGHTS - 0.00%

            CHEMICALS - 0.00%
        1   Sterling Chemicals, Inc., Exp. 12/19/08
            (Exercise Price $52.00)(L) *                                      0
                                                                    -----------
            TOTAL WARRANTS AND RIGHTS                                         0
            (Cost $0)
                                                                    -----------

                                                                       Value
Shares                                                                (Note 1)
------                                                              -----------
INVESTMENT COMPANIES - 19.81%
1,317,446   SSgA Prime Money Market Fund (N)                        $ 1,317,446
9,197,012   State Street Navigator Securities Lending
            Portfolio (I)                                             9,197,012
                                                                    -----------
            TOTAL INVESTMENT COMPANIES                               10,514,458
            (Cost $10,514,458)
                                                                    -----------
TOTAL INVESTMENTS - 117.06%                                          62,111,194
(Cost $61,805,636**)
                                                                    -----------
NET OTHER ASSETS AND LIABILITIES - (17.06)%                          (9,052,378)
                                                                    -----------
TOTAL NET ASSETS - 100.00%                                          $53,058,816
                                                                    ===========

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $61,811,271

(B) Represents a security with a specified coupon until a predetermined date, at which time the stated rate is adjusted to a new contract rate.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 7.51% of total net assets.

(G)  Floating rate or variable rate note. Rate shown is as of January 31, 2006.

(H) Security purchased on a delayed delivery or when-issued basis. Rate shown is at issue date.

(I) Represents investments of cash collateral received in connection with securities lending.

(L) Security valued at fair value using methods determined in good faith by or at the discretion of the Board of Trustees (see note 1).

(N) Security segregated for forward or when-issued purchase commitments outstanding as of January 31, 2006.

(O)  All (or portion of security) on loan.

(P)  Convertible.

PLC  Public Limited Company.

              See accompanying Notes to Portfolios of Investments.

(MEMBERS(TM) MUTUAL FUNDS LOGO)

                                      QUARTERLY HOLDINGS REPORT JANUARY 31, 2006

              BALANCED FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)           13


                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------
COMMON STOCKS - 66.90%
          CONSUMER DISCRETIONARY - 6.24%
 18,000   Brinker International, Inc.                                $   732,600
 27,000   Comcast Corp., Class A *                                       751,140
 20,000   eBay, Inc. *                                                   862,000
 49,500   Home Depot, Inc.                                             2,007,225
 11,000   Lowe's Cos., Inc.                                              699,050
 23,200   McDonald's Corp.                                               812,232
 33,000   Target Corp.                                                 1,806,750
 29,000   Tiffany & Co.                                                1,093,300
 78,000   Time Warner, Inc.                                            1,367,340
 25,050   Viacom, Inc. *                                               1,039,074
 63,500   Walt Disney Co.                                              1,607,185
                                                                     -----------
                                                                      12,777,896
                                                                     -----------
          CONSUMER STAPLES - 6.43%
 28,000   Altria Group, Inc.                                           2,025,520
 32,000   Coca-Cola Co.                                                1,324,160
 13,000   Colgate-Palmolive Co.                                          713,570
 26,300   CVS Corp.                                                      730,088
 38,100   General Mills, Inc.                                          1,852,041
 17,000   PepsiCo, Inc.                                                  972,060
 48,500   Procter & Gamble Co.                                         2,872,655
 58,200   Wal-Mart Stores, Inc.                                        2,683,602
                                                                     -----------
                                                                      13,173,696
                                                                     -----------
          ENERGY - 7.27%
 36,000   Chevron Corp.                                                2,137,680
 32,000   ConocoPhillips                                               2,070,400
 10,000   Devon Energy Corp.                                             682,100
  8,500   EOG Resources, Inc.                                            718,590
 57,500   Exxon Mobil Corp.                                            3,608,125
 23,700   Marathon Oil Corp.                                           1,821,819
 15,000   Schlumberger, Ltd.                                           1,911,750
 14,516   Transocean, Inc. *                                           1,177,973
 17,000   Weatherford International, Ltd. *                              761,260
                                                                     -----------
                                                                      14,889,697
                                                                     -----------
          FINANCIALS - 12.58%
 18,000   ACE, Ltd.                                                      985,500
 12,000   Allstate Corp.                                                 624,600
 27,500   American Express Co.                                         1,442,375
 31,000   American International Group, Inc.                           2,029,260
 67,992   Bank of America Corp.                                        3,007,286
 91,600   Citigroup, Inc.                                              4,266,728
 21,500   Federal Home Loan Mortgage Corp.                             1,458,990
 12,300   Goldman Sachs Group, Inc.                                    1,737,375
 47,902   J.P. Morgan Chase & Co.                                      1,904,105
 22,000   Marsh & McLennan Cos., Inc.                                    668,580
 19,000   Merrill Lynch & Co., Inc                                     1,426,330
 23,500   Morgan Stanley                                               1,444,075
 20,000   National City Corp.                                            683,600
 19,000   SunTrust Banks, Inc.                                         1,357,550
 35,000   U.S. Bancorp                                                 1,046,850
 27,000   Wells Fargo & Co.                                            1,683,720
                                                                     -----------
                                                                      25,766,924
                                                                     -----------
          HEALTH CARE - 10.11%
 44,000   Abbott Laboratories                                        $ 1,898,600
 22,000   Amgen, Inc. *                                                1,603,580
 44,000   Baxter International, Inc.                                   1,621,400
 10,000   Cardinal Health, Inc.                                          720,400
  6,000   Cigna Corp.                                                    729,600
 18,600   Community Health Systems, Inc. *                               676,854
 18,000   Genzyme Corp. *                                              1,276,920
 23,700   IMS Health, Inc. (O)                                           583,020
 10,500   Invitrogen Corp. (O) *                                         723,240
 46,000   Johnson & Johnson                                            2,646,840
 30,500   Medtronic, Inc.                                              1,722,335
 70,862   Pfizer, Inc.                                                 1,819,736
 25,000   Stryker Corp.                                                1,247,500
 11,500   UnitedHealth Group, Inc.                                       683,330
  9,500   WellPoint, Inc. *                                              729,600
 43,900   Wyeth                                                        2,030,375
                                                                     -----------
                                                                      20,713,330
                                                                     -----------
          INDUSTRIALS - 8.02%
 18,000   3M Co.                                                       1,309,500
 15,000   Burlington Northern Santa Fe Corp.                           1,201,800
 15,100   FedEx Corp.                                                  1,527,365
158,000   General Electric Co.                                         5,174,500
 28,100   Honeywell International, Inc.                                1,079,602
 19,200   Illinois Tool Works, Inc.                                    1,618,368
 36,000   Tyco International, Ltd.                                       937,800
 37,200   United Technologies Corp.                                    2,171,364
 44,500   Waste Management, Inc.                                       1,405,310
                                                                     -----------
                                                                      16,425,609
                                                                     -----------
          INFORMATION TECHNOLOGY - 10.34%
 12,000   Affiliated Computer Services,
          Inc., Class A (O) *                                            751,200
 44,000   Altera Corp. *                                                 849,640
 46,000   Applied Materials, Inc.                                        876,300
 15,000   Automatic Data Processing, Inc.                                659,100
 41,000   Cisco Systems, Inc. *                                          761,370
 44,500   Dell, Inc. *                                                 1,304,295
122,000   EMC Corp./Massachusetts *                                    1,634,800
 28,865   First Data Corp.                                             1,301,812
 36,000   Hewlett-Packard Co.                                          1,122,480
 93,000   Intel Corp.                                                  1,978,110
 25,700   International Business Machines Corp.                        2,089,410
 59,000   Micron Technology, Inc. (O) *                                  866,120
120,000   Microsoft Corp.                                              3,378,000
 46,000   Motorola, Inc.                                               1,044,660
 16,000   Qualcomm, Inc.                                                 767,360
 32,000   Texas Instruments, Inc.                                        935,360
 25,000   Yahoo!, Inc. *                                                 858,500
                                                                     -----------
                                                                      21,178,517
                                                                     -----------
          MATERIALS - 2.14%
 16,000   E.I. du Pont de Nemours & Co.                                  626,400
 16,000   Inco, Ltd.                                                     820,480
 37,100   Rohm and Haas Co.                                            1,888,390
 15,000   Weyerhaeuser Co.                                             1,046,400
                                                                     -----------
                                                                       4,381,670
                                                                     -----------

              See accompanying Notes to Portfolios of Investments.

                                                 (MEMBERS(TM) MUTUAL FUNDS LOGO)

QUARTERLY HOLDINGS REPORT JANUARY 31, 2006

14       BALANCED FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)


                                                                        Value
Shares                                                                (Note 1)
------                                                              ------------
COMMON STOCKS (CONTINUED)

         TELECOMMUNICATION SERVICES - 1.79%
15,100   Alltell Corp.                                              $    906,453
52,000   BellSouth Corp.                                               1,496,040
55,000   Sprint Nextel Corp.
                                                                       1,258,950
                                                                    ------------
                                                                       3,661,443
                                                                    ------------
         UTILITIES - 1.98%
57,000   AES Corp. *                                                     971,280
15,000   Consolidated Edison, Inc. (O)                                   705,150
13,000   Dominion Resources, Inc.                                        981,890
33,500   FPL Group, Inc.                                               1,399,965
                                                                    ------------
                                                                       4,058,285
                                                                    ------------
         TOTAL COMMON STOCKS                                         137,027,067
         (Cost $118,281,088)
                                                                    ------------

  Par
 Value
------
ASSET BACKED - 1.71%

$107,686   ABSC Long Beach Home Equity Loan
           Trust, Series 2000-LB1, Class AF5 (M)
           8.550%, due 09/21/30                                          107,394
 500,000   Ameriquest Mortgage Securities,
           Inc., Series 2004-FR1, Class M2 (M)
           5.207%, due 05/25/34                                          493,219
 340,000   Citibank Credit Card Issuance
           Trust, Series 2004-A1, Class A1 (O)
           2.550%, due 01/20/09                                          332,336
 320,000   GMAC Mortgage Corp. Loan Trust,
           Series 2004-HE2, Class M1 (G)
           3.950%, due 10/25/33                                          310,530
 485,314   Green Tree Financial Corp.,
           Series 1996-1, Class M1
           7.000%, due 03/15/27                                          476,447
 288,994   Green Tree Financial Corp.,
           Series 1998-2, Class A6
           6.810%, due 12/01/27                                          293,210
 500,000   Green Tree Home Equity Loan
           Trust, Series 1999-A, Class B1
           8.970%, due 11/15/27                                          516,793
 500,000   Residential Asset Mortgage
           Products, Inc., Series 2003-RS9, Class AI5
           4.990%, due 03/25/31                                          497,817
 200,000   Soundview Home Equity Loan
           Trust, Series 2005-B, Class M6(M)
           6.175%, due 05/25/35                                          198,893
 270,000   Wells Fargo Home Equity
           Trust, Series 2004-2, Class M8A (C) (G)
           7.530%, due 03/25/33                                          269,987
                                                                      ----------
           TOTAL ASSET BACKED                                          3,496,626
           (Cost $3,534,671)
                                                                      ----------
COMMERCIAL MORTGAGE BACKED - 2.08%

$497,673   Bank of America Alternative
           Loan Trust, Series 2005-12
           6.000%, due 01/25/36                                       $  497,557
 533,271   Bear Stearns Commercial Mortgage
           Securities, Series 2001-TOP4, Class A1
           5.060%, due 11/15/16                                          532,353
 350,000   Bear Stearns Commercial
           Mortgage Securities, Series
           2004-T16, Class A2
           3.700%, due 02/13/46                                          339,843
 350,000   Bear Stearns Commercial Mortgage
           Securities, Series 2004-T16, Class A6 (G)
           4.750%, due 02/13/46                                          337,156
 200,000   Bear Stearns Commercial Mortgage
           Securities, Series 2005-T20, Class F (C) (G)
           5.156%, due 10/12/42                                          193,429
 400,000   Greenwich Capital Commercial
           Funding Corp., Series 2004-GG1, Class A7 (G)
           5.317%, due 06/10/36                                          400,950
 400,000   LB-UBS Commercial Mortgage
           Trust, Series 2004-C8, Class A6 (G)
           4.799%, due 12/15/29                                          387,802
 225,203   Morgan Stanley Capital I,
           Series 1999-CAM1, Class A3
           6.920%, due 03/15/32                                          227,582
 700,000   Morgan Stanley Capital I,
           Series 2004-HQ4, Class A7
           4.970%, due 04/14/40                                          683,444
 200,000   Multi Security Asset Trust,
           Series 2005-RR4A, Class J (C) (G)
           5.880%, due 11/28/35                                          172,688
 503,321   Wachovia Bank Commercial
           Mortgage Trust, Series 2003-C6,
           Class A1
           3.364%, due 08/15/35                                          488,852
                                                                      ----------
           TOTAL COMMERCIAL MORTGAGE BACKED                            4,261,656
           (Cost $4,352,521)
                                                                      ----------
CORPORATE NOTES AND BONDS - 8.23%

           CABLE - 0.18%
 350,000   Comcast Cable Communications (O)
           6.875%, due 06/15/09                                          366,501
                                                                      ----------
           CAPITAL GOODS - 0.24%
 500,000   Caterpillar Financial
           Services Corp., Series F
           2.500%, due 10/03/06                                          491,945
                                                                      ----------
           CONSUMER DISCRETIONARY - 1.10%
 750,000   American Association of
           Retired Persons (C)
           7.500%, due 05/01/31                                          914,096
 500,000   Carnival Corp. (D)
           3.750%, due 11/15/07                                          488,759
 500,000   Cendant Corp.
           6.250%, due 01/15/08                                          507,984
 325,000   Erac USA Finance Co. (C)
           6.700%, due 06/01/34                                          338,951
                                                                      ----------
                                                                       2,249,790
                                                                      ----------

              See accompanying Notes to Portfolios of Investments.

(MEMBERS(TM) MUTUAL FUNDS LOGO)

                                      QUARTERLY HOLDINGS REPORT JANUARY 31, 2006

     BALANCED FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)        15


                                                                        Value
Par Value                                                              (Note 1)
---------                                                            -----------
CORPORATE NOTES AND BONDS (CONTINUED)

           CONSUMER STAPLES - 0.19%
$400,000   Safeway, Inc.
           4.125%, due 11/01/08                                      $   387,033
                                                                     -----------
           ENERGY - 0.22%
 150,000   Amerada Hess Corp.
           7.875%, due 10/01/29                                          182,233
 250,000   Pemex Project Funding Master Trust (O)
           7.375%, due 12/15/14                                          276,000
                                                                     -----------
                                                                         458,233
                                                                     -----------
           FINANCE - 1.62%
 500,000   American General Finance Corp., Series H
           4.625%, due 09/01/10                                          486,980
 500,000   Bear Stearns Cos., Inc.
           7.800%, due 08/15/07                                          520,356
 500,000   CIT Group, Inc. (O)
           7.375%, due 04/02/07                                          512,968
 210,000   GE Global Insurance Holding Corp.
           7.000%, due 02/15/26                                          239,588
 205,000   GE Global Insurance Holding Corp.
           7.750%, due 06/15/30                                          255,813
 250,000   HSBC Finance Corp.
           6.500%, due 11/15/08                                          259,464
 500,000   Merrill Lynch & Co., Inc.
           7.375%, due 05/15/06                                          503,262
 500,000   U.S. Bank N.A.
           6.300%, due 02/04/14                                          534,638
                                                                     -----------
                                                                       3,313,069
                                                                     -----------
           FORESTRY/PAPER - 0.10%
 175,000   Westvaco Corp.
           8.200%, due 01/15/30                                          200,571
                                                                     -----------
           HEALTH CARE - 0.44%
 300,000   Eli Lilly & Co.
           6.570%, due 01/01/16                                          330,767
 195,000   Genentech, Inc.
           5.250%, due 07/15/35                                          184,131
 205,000   Merck & Co., Inc.
           6.400%, due 03/01/28                                          215,402
 150,000   Wyeth (O)
           6.500%, due 02/01/34                                          162,911
                                                                     -----------
                                                                         893,211
                                                                     -----------
           INDUSTRIALS - 0.87%
 150,000   Boeing Co.
           8.625%, due 11/15/31                                          207,845
 130,000   D.R. Horton, Inc. (O)
           5.250%, due 02/15/15                                          121,305
 250,000   Ford Motor Credit Co.
           5.800%, due 01/12/09                                          226,827
 150,000   General Motors Acceptance Corp.
           6.125%, due 08/28/07                                          145,268
 515,000   General Motors Acceptance Corp. (O)
           7.250%, due 03/02/11                                          496,873
$135,000   Pulte Homes, Inc. (O)
           5.200%, due 02/15/15                                      $   126,668
 150,000   Waste Management, Inc.
           7.125%, due 12/15/17                                          164,432
 310,000   WM Wrigley Jr. Co.
           4.300%, due 07/15/10                                          302,757
                                                                     -----------
                                                                       1,791,975
                                                                     -----------
           PIPELINE - 0.11%
 205,000   Kinder Morgan, Inc. (O)
           7.250%, due 03/01/28                                          228,143
                                                                     -----------
           REITS - 0.07%
 140,000   Simon Property Group, L.P. (O)
           5.625%, due 08/15/14                                          140,820
                                                                     -----------
           TELECOMMUNICATIONS - 0.80%
 500,000   Bellsouth Capital Funding
           7.875%, due 02/15/30                                          592,217
 537,000   Telephone & Data Systems, Inc.
           7.000%, due 08/01/06                                          540,379
 500,000   Verizon Wireless Capital LLC (O)
           5.375%, due 12/15/06                                          501,421
                                                                     -----------
                                                                       1,634,017
                                                                     -----------
           TRANSPORTATION - 0.37%
 175,000   Burlington Northern Santa Fe Corp.
           8.125%, due 04/15/20                                          217,277
 239,000   Norfolk Southern Corp. (O)
           5.590%, due 05/17/25                                          235,765
 260,000   Norfolk Southern Corp.
           7.050%, due 05/01/37                                          305,510
                                                                     -----------
                                                                         758,552
                                                                     -----------
           UTILITIES - 1.92%
 375,000   Constellation Energy Group, Inc.
           4.550%, due 06/15/15                                          350,239
 500,000   DTE Energy Co.
           6.450%, due 06/01/06                                          502,202
 500,000   Energy East Corp.
           8.050%, due 11/15/10                                      $    57,053
 750,000   Niagara Mohawk Power Corp.
           7.750%, due 05/15/06                                          756,095
 175,000   Pacific Gas and Electric Co.
           6.050%, due 03/01/34                                          178,182
 350,000   Progress Energy, Inc.
           7.750%, due 03/01/31                                          416,226
 350,000   Virginia Electric and Power Co., Series A
           5.750%, due 03/31/06                                          350,371
 750,000   Wisconsin Electric Power
           6.500%, due 06/01/28                                          831,660
                                                                     -----------
                                                                       3,942,028
                                                                     -----------
           TOTAL CORPORATE NOTES AND BONDS                            16,855,888
           (Cost $16,556,156)
                                                                     -----------

              See accompanying Notes to Portfolios of Investments.

                                                 (MEMBERS(TM) MUTUAL FUNDS LOGO)

QUARTERLY HOLDINGS REPORT JANUARY 31, 2006

16       BALANCED FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)


                                                                        Value
Par Value                                                              (Note 1)
---------                                                            -----------
MORTGAGE BACKED - 10.58%

             FEDERAL HOME LOAN MORTGAGE CORP. - 1.34%
$   16,872   8.000%, due 06/01/30 Pool # C01005                      $    18,001
   255,702   6.500%, due 01/01/32 Pool # C62333                          262,447
 1,884,937   5.000%, due 07/01/33 Pool # A11325                        1,826,866
   170,740   6.000%, due 10/01/34 Pool # A28439                          172,567
   165,559   6.000%, due 10/01/34 Pool # A28598                          167,331
   161,512   5.000%, due 04/01/35 Pool # A32315                          155,998
   138,206   5.000%, due 04/01/35 Pool # A32316                          133,487
                                                                     -----------
                                                                       2,736,697
                                                                     -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.84%
   512,673   4.000%, due 04/01/15 Pool # 255719                          493,945
   103,806   6.000%, due 05/01/16 Pool # 582558                          106,109
 1,042,225   5.000%, due 12/01/17 Pool # 672243                        1,032,013
   866,353   5.000%, due 05/01/20 Pool # 813965                          855,977
 1,151,847   4.500%, due 09/01/20 Pool # 835465                        1,118,568
   173,889   6.000%, due 05/01/21 Pool # 253847                          176,957
    30,773   7.000%, due 12/01/29 Pool # 762813                           32,071
   109,769   7.000%, due 11/01/31 Pool # 607515                          114,125
   110,463   6.000%, due 02/01/32 Pool # 611619                          111,767
    76,221   7.000%, due 05/01/32 Pool # 644591                           79,246
   641,992   6.500%, due 06/01/32 Pool # 545691                          659,411
     5,286   7.000%, due 08/01/32 Pool # 641302                            5,493
 1,423,642   6.000%, due 08/01/33 Pool # 729413                        1,439,114
   775,012   6.000%, due 08/01/33 Pool # 729418                          783,435
   824,760   5.500%, due 10/01/33 Pool # 254904                          817,694
 2,408,901   5.500%, due 11/01/33 Pool # 555880                        2,388,260
    29,159   5.000%, due 05/01/34 Pool # 782214                           28,232
   650,592   5.000%, due 06/01/34 Pool # 255230                          629,903
    35,975   7.000%, due 07/01/34 Pool # 792636                           37,391
   263,728   5.500%, due 08/01/34 Pool # 793647                          261,148
   568,619   5.500%, due 03/01/35 Pool # 810075                          562,717
 1,003,885   5.500%, due 03/01/35 Pool # 815976                          993,465
   476,978   5.500%, due 07/01/35 Pool # 825283                          472,026
   618,408   5.000%, due 08/01/35 Pool # 829670                          597,680
   278,362   5.500%, due 08/01/35 Pool # 826872                          275,473
   501,176   5.000%, due 09/01/35 Pool # 820347                          484,377
   591,223   5.000%, due 09/01/35 Pool # 835699                          571,406
   989,338   5.000%, due 10/01/35 Pool # 797669                          956,177
   698,064   5.000%, due 11/01/35 Pool # 844504                          674,666
   696,363   5.000%, due 11/01/35 Pool # 844809                          673,022
   698,241   5.000%, due 12/01/35 Pool # 850561                          674,836
                                                                     -----------
                                                                      18,106,704
                                                                     -----------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.40%
    15,843   8.000%, due 10/20/15 Pool # 002995                           16,856
   112,169   6.500%, due 02/20/29 Pool # 002714                          116,631
    93,671   6.500%, due 04/20/31 Pool # 003068                           97,287
   600,000   5.008%, due 12/16/25 Series 2004-43, Class C (G)            593,668
                                                                     -----------
                                                                         824,442
                                                                     -----------
             TOTAL MORTGAGE BACKED                                    21,667,843
             (Cost $21,849,488)
                                                                     -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.71%

             FEDERAL FARM CREDIT BANK - 0.53%
$1,000,000   5.875%, due 10/03/16                                    $ 1,076,163
                                                                     -----------
             FEDERAL HOME LOAN BANK - 1.11%
 2,300,000   4.250%, due 04/16/07                                      2,283,983
                                                                     -----------
             FEDERAL HOME LOAN MORTGAGE CORP. - 0.36%
   750,000   4.500%, due 01/15/14                                        731,399
                                                                     -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.11%
   600,000   3.800%, due 01/18/08                                        588,613
   525,000   4.000%, due 09/02/08                                        513,781
   500,000   5.250%, due 08/01/12                                        503,418
   675,000   4.625%, due 10/15/14 (O)                                    664,413
                                                                     -----------
                                                                       2,270,225
                                                                     -----------
             U.S. TREASURY BONDS - 1.26%
   840,000   5.375%, due 02/15/31 (O)                                    924,722
 1,360,000   6.250%, due 05/15/30 (O)                                  1,658,509
                                                                     -----------
                                                                       2,583,231
                                                                     -----------
             U.S. TREASURY NOTES - 5.34%
   320,000   1.500%, due 03/31/06 (O)                                    318,500
 3,635,000   2.000%, due 05/15/06 (O)                                  3,609,301
 1,400,000   3.125%, due 01/31/07 (O)                                  1,379,930
   800,000   3.375%, due 02/28/07 (O)                                    789,813
   700,000   2.750%, due 08/15/07                                        681,488
   200,000   4.000%, due 08/31/07 (O)                                    198,352
 1,610,000   3.000%, due 02/15/09 (O)                                  1,542,014
   225,000   3.875%, due 05/15/10 (O)                                    219,463
    30,000   4.500%, due 11/15/10 (O)                                     29,988
   800,000   4.000%, due 02/15/14 (O)                                    770,625
   725,000   4.125%, due 05/15/15 (O)                                    702,202
   340,000   4.250%, due 08/15/15 (O)                                    332,270
   360,000   4.500%, due 11/15/15 (O)                                    359,170
                                                                     -----------
                                                                      10,933,116
                                                                     -----------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS             19,878,117
             (Cost $19,857,562)
                                                                     -----------

              See accompanying Notes to Portfolios of Investments.

(MEMBERS(TM) MUTUAL FUNDS LOGO)

                                      QUARTERLY HOLDINGS REPORT JANUARY 31, 2006

    BALANCED FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)         17


                                                                       Value
Shares                                                               (Note 1)
------                                                             ------------
INVESTMENT COMPANIES - 10.13%
         1   J.P. Morgan Prime Money
 1,420,147   Market Fund                                           $          1
19,318,055   SSgA Prime Money Market Fund                             1,420,147
             State Street Navigator Securities
             Lending Portfolio (I)                                   19,318,055
                                                                   ------------
             TOTAL INVESTMENT COMPANIES                              20,738,203
             (Cost $20,738,203)
                                                                   ------------
TOTAL INVESTMENTS - 109.34%                                         223,925,400
(Cost $205,169,689**)
                                                                   ------------
NET OTHER ASSETS AND LIABILITIES - (9.34)%                          (19,127,969)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $204,797,431
                                                                   ============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $205,879,163.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is .24% of total net assets.

(G)  Floating rate or variable rate note. Rate shown is as of January 31, 2006.

(I) Represents investments of cash collateral received in connection with securities lending.

(M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(O)  All (or portion of security) on loan.

              See accompanying Notes to Portfolios of Investments.

                                                 (MEMBERS(TM) MUTUAL FUNDS LOGO)

QUARTERLY HOLDINGS REPORT JANUARY 31, 2006

            LARGE CAP VALUE FUND (FORMERLY GROWTH AND INCOME FUND) --
18                    PORTFOLIO OF INVESTMENTS (UNAUDITED)


                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------
COMMON STOCKS - 98.14%

          CONSUMER DISCRETIONARY - 8.18%
 34,200   CBS Corp.                                                  $   893,646
 41,791   Comcast Corp., Class A *                                     1,162,626
 43,800   Home Depot, Inc.                                             1,776,090
 82,100   McDonald's Corp.                                             2,874,321
 35,000   Newell Rubbermaid, Inc. (O)                                    827,400
 33,900   Target Corp.                                                 1,856,025
107,100   Time Warner, Inc.                                            1,877,463
 34,200   Viacom, Inc. *                                               1,418,616
 93,600   Walt Disney Co.                                              2,369,016
                                                                     -----------
                                                                      15,055,203
                                                                     -----------
          CONSUMER STAPLES - 6.13%
 36,500   Altria Group, Inc.                                           2,640,410
 19,200   Archer-Daniels-Midland Co.                                     604,800
 21,500   Coca-Cola Co.                                                  889,670
 55,000   General Mills, Inc.                                          2,673,550
 27,300   Kimberly-Clark Corp.                                         1,559,376
 21,400   Procter & Gamble Co.                                         1,267,522
 90,300   Sara Lee Corp.                                               1,650,684
                                                                     -----------
                                                                      11,286,012
                                                                     -----------
          ENERGY - 15.26%
 26,100   Apache Corp.                                                 1,971,333
 73,666   Chevron Corp.                                                4,374,287
 58,500   ConocoPhillips                                               3,784,950
 36,400   Cooper Cameron Corp. *                                       1,761,396
 35,200   Devon Energy Corp.                                           2,400,992
110,600   Exxon Mobil Corp.                                            6,940,150
 22,000   Marathon Oil Corp.                                           1,691,140
 17,800   Schlumberger, Ltd.                                           2,268,610
 23,852   Transocean, Inc. *                                           1,935,590
 15,300   Valero Energy Corp.                                            955,179
                                                                     -----------
                                                                      28,083,627
                                                                     -----------
          FINANCIALS - 32.53%
 63,500   Allstate Corp.                                               3,305,175
 56,000   American International Group, Inc.                           3,665,760
 27,500   AmSouth Bancorp.                                               759,275
136,784   Bank of America Corp.                                        6,049,956
  5,000   Bear Stearns Cos., Inc.                                        632,300
158,266   Citigroup, Inc.                                              7,372,030
 19,100   Equity Residential, REIT                                       810,031
 27,600   Federal Home Loan Mortgage Corp.                             1,872,936
 11,700   General Growth Properties, Inc., REIT                          603,720
 13,800   Goldman Sachs Group, Inc.                                    1,949,250
116,368   J.P. Morgan Chase & Co.                                      4,625,628
 11,400   Lehman Brothers Holdings, Inc.                               1,601,130
 12,600   Marsh & McLennan Cos., Inc.                                    382,914
 29,300   Merrill Lynch & Co., Inc                                     2,199,551
 17,800   Metlife, Inc.                                                  892,848
 58,400   Morgan Stanley                                               3,588,680
 57,100   National City Corp.                                          1,951,678
 43,100   Prudential Financial, Inc.                                   3,247,154
 32,300   St. Paul Travelers Cos., Inc.                              $ 1,465,774
 27,700   SunTrust Banks, Inc.                                         1,979,165
 68,600   U.S. Bancorp                                                 2,051,826
  6,600   Vornado Realty Trust, REIT                                     583,044
 66,000   Wachovia Corp.                                               3,618,780
 14,500   Washington Mutual, Inc.                                        613,640
 64,600   Wells Fargo & Co.                                            4,028,456
                                                                     -----------
                                                                      59,850,701
                                                                     -----------
          HEALTH CARE - 8.50%
 35,300   Abbott Laboratories                                          1,523,195
 35,200   Baxter International, Inc.                                   1,297,120
 21,100   Community Health Systems, Inc. *                               767,829
 20,800   HCA, Inc.                                                    1,020,864
  9,300   Invitrogen Corp. *                                             640,584
 15,000   Johnson & Johnson                                              863,100
 28,700   Merck & Co., Inc.                                              990,150
216,140   Pfizer, Inc.                                                 5,550,475
 29,800   Watson Pharmaceuticals, Inc. (O) *                             986,082
  9,500   WellPoint, Inc. *                                              729,600
 27,500   Wyeth                                                        1,271,875
                                                                     -----------
                                                                      15,640,874
                                                                     -----------
          INDUSTRIALS - 7.29%
 29,300   Burlington Northern Santa Fe Corp.                           2,347,516
 12,000   Emerson Electric Co.                                           929,400
115,800   General Electric Co.                                         3,792,450
 48,300   Honeywell International, Inc.                                1,855,686
 22,900   Masco Corp.                                                    678,985
 17,600   Textron, Inc.                                                1,486,496
 23,800   United Technologies Corp.                                    1,389,206
 29,700   Waste Management, Inc.                                         937,926
                                                                     -----------
                                                                      13,417,665
                                                                     -----------
          INFORMATION TECHNOLOGY - 5.21%
 23,500   Automatic Data Processing, Inc.                              1,032,590
 48,242   Computer Associates International, Inc. *                    1,317,007
 22,300   Computer Sciences Corp. *                                    1,130,610
 14,894   Freescale Semiconductor, Inc., Class B *                       376,074
 63,221   Hewlett-Packard Co.                                          1,971,231
 42,200   Intel Corp.                                                    897,594
 21,900   International Business Machines Corp.                        1,780,470
 47,600   Motorola, Inc.                                               1,080,996
                                                                     -----------
                                                                       9,586,572
                                                                     -----------
          MATERIALS - 3.85%
 13,200   Air Products & Chemicals, Inc.                                 814,308
 34,400   Alcoa, Inc.                                                  1,083,600
 16,400   Dow Chemical Co.                                               693,720
 23,400   E.I. du Pont de Nemours & Co.                                  916,110
 10,100   Inco, Ltd.                                                     517,928
  3,600   Phelps Dodge Corp.                                             577,800
 15,400   PPG Industries, Inc.                                           916,300

              See accompanying Notes to Portfolios of Investments.

(MEMBERS(TM) MUTUAL FUNDS LOGO)

                                      QUARTERLY HOLDINGS REPORT JANUARY 31, 2006

            LARGE CAP VALUE FUND (FORMERLY GROWTH AND INCOME FUND) --
                PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)              19


                                                                        Value
Shares                                                                (Note 1)
------                                                              ------------
COMMON STOCKS (CONTINUED)

            MATERIALS (CONTINUED)
   22,300   Weyerhaeuser Co.                                        $  1,555,648
                                                                    ------------
                                                                       7,075,414
                                                                    ------------
            TELECOMMUNICATION SERVICES - 5.18%
   28,900   Alltell Corp.                                              1,734,867
   87,100   AT&T, Inc.                                                 2,260,245
   71,400   BellSouth Corp.                                            2,054,178
   36,200   Sprint Nextel Corp.                                          828,618
   84,020   Verizon Communications, Inc.                               2,660,073
                                                                    ------------
                                                                       9,537,981
                                                                    ------------
            UTILITIES - 6.01%
   20,100   Ameren Corp. (O)                                           1,020,276
   34,400   Consolidated Edison, Inc. (O)                              1,617,144
   21,900   Dominion Resources, Inc. (O)                               1,654,107
   40,000   Duke Energy Corp. (O)                                      1,134,000
   10,400   Edison International                                         455,728
   30,300   Exelon Corp.                                               1,739,826
   11,200   FirstEnergy Corp.                                            561,120
   34,000   FPL Group, Inc.                                            1,420,860
   14,600   Progress Energy, Inc.                                        636,852
   23,300   Southern Co.                                                 810,840
                                                                    ------------
                                                                      11,050,753
                                                                    ------------
            TOTAL COMMON STOCKS                                      180,584,802
            (Cost $150,082,197)
                                                                    ------------
INVESTMENT COMPANIES - 5.58%

   34,900   iShares Russell 1000 Value Index Fund                      2,498,840
  878,362   SSgA Prime Money Market Fund                                 878,362
6,894,425   State Street Navigator Securities
            Lending Portfolio (I)                                      6,894,425
                                                                    ------------
            TOTAL INVESTMENT COMPANIES                                10,271,627
            (Cost $10,244,392)
                                                                    ------------
TOTAL INVESTMENTS - 103.72%                                          190,856,429
(Cost $160,326,589**)
                                                                    ------------
NET OTHER ASSETS AND LIABILITIES - (3.72)%                            (6,842,987)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $184,013,442
                                                                    ============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $161,185,933.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

REIT Real Estate Investment Trust.

              See accompanying Notes to Portfolios of Investments.

                                                 (MEMBERS(TM) MUTUAL FUNDS LOGO)

QUARTERLY HOLDINGS REPORT JANUARY 31, 2006

          LARGE CAP GROWTH FUND (FORMERLY CAPITAL APPRECIATION FUND) --
20                    PORTFOLIO OF INVESTMENTS (UNAUDITED)


                                                                         Value
Shares                                                                (Note 1)
------                                                               -----------
COMMON STOCKS - 99.08%

          CONSUMER DISCRETIONARY - 10.98%
 31,100   Bed Bath & Beyond, Inc. *                                  $ 1,163,451
 32,800   Cheesecake Factory/The *                                     1,208,680
 24,100   Comcast Corp., Class A *                                       670,462
 29,800   DreamWorks Animation SKG, Inc. (O) *                           798,640
 52,200   eBay, Inc. *                                                 2,249,820
 24,800   Home Depot, Inc.                                             1,005,640
 14,200   Kohl's Corp. *                                                 630,338
 12,800   Lowe's Cos., Inc.                                              813,440
 15,517   Morningstar, Inc. (O) *                                        597,870
 20,400   Starbucks Corp. *                                              646,680
 17,100   Target Corp.                                                   936,225
 72,500   Time Warner, Inc.                                            1,270,925
 19,050   Viacom, Inc. *                                                 790,194
 33,000   Walt Disney Co.                                                835,230
 20,700   Yum! Brands, Inc.                                            1,024,029
                                                                     -----------
                                                                      14,641,624
                                                                     -----------
          CONSUMER STAPLES - 12.72%
  8,600   Altria Group, Inc.                                             622,124
  9,100   Brown-Forman Corp.                                             645,372
 18,300   Coca-Cola Co.                                                  757,254
 49,800   Colgate-Palmolive Co.                                        2,733,522
 21,300   Costco Wholesale Corp.                                       1,062,657
 27,100   CVS Corp.                                                      752,296
 14,800   General Mills, Inc.                                            719,428
 39,900   PepsiCo, Inc.                                                2,281,482
 68,900   Procter & Gamble Co.                                         4,080,947
 13,800   Walgreen Co.                                                   597,264
 58,700   Wal-Mart Stores, Inc.                                        2,706,657
                                                                     -----------
                                                                      16,959,003
                                                                     -----------
          ENERGY - 5.29%
 11,150   Apache Corp.                                                   842,160
 18,600   Denbury Resources, Inc. *                                      553,722
 28,300   Dresser-Rand Group, Inc. *                                     762,119
 16,700   Noble Corp.                                                  1,343,348
 49,800   Weatherford International, Ltd. *                            2,230,044
 27,066   XTO Energy, Inc.                                             1,328,399
                                                                     -----------
                                                                       7,059,792
                                                                     -----------
          FINANCIALS - 6.38%
 35,500   ACE, Ltd.                                                    1,943,625
 38,000   American Express Co.                                         1,993,100
  9,700   American International Group, Inc.                             634,962
 14,000   Bank of America Corp.                                          619,220
 19,500   Bank of New York Co., Inc.                                     620,295
 14,400   Citigroup, Inc.                                                670,752
 14,300   Goldman Sachs Group, Inc.                                    2,019,875
                                                                     -----------
                                                                       8,501,829
                                                                     -----------
          HEALTH CARE - 20.35%
 35,600   Abbott Laboratories                                          1,536,140
 22,100   Amgen, Inc. *                                                1,610,869
 21,200   AstraZeneca PLC, ADR                                         1,031,168
 10,500   Barr Pharmaceuticals, Inc. *                               $   688,590
  9,500   Cardinal Health, Inc.                                          684,380
 14,400   Cerner Corp. *                                                 648,000
 18,900   Eli Lilly & Co.                                              1,070,118
  4,500   Express Scripts, Inc. *                                        410,805
  7,100   Genentech, Inc. *                                              610,032
 17,400   Genzyme Corp. *                                              1,234,356
 14,960   Hospira, Inc. *                                                669,460
 32,600   Invitrogen Corp. (O) *                                       2,245,488
 21,600   IVAX Corp. *                                                   588,708
 48,600   Johnson & Johnson                                            2,796,444
 34,900   Medtronic, Inc.                                              1,970,803
 77,938   Pfizer, Inc.                                                 2,001,448
 10,400   Pharmaceutical Product Development, Inc.                       719,472
 12,500   St. Jude Medical, Inc. *                                       614,125
 59,800   Stryker Corp.                                                2,984,020
 10,700   UnitedHealth Group, Inc.                                       635,794
  7,200   WellPoint, Inc. *                                              552,960
 39,400   Wyeth                                                        1,822,250
                                                                     -----------
                                                                      27,125,430
                                                                     -----------
          INDUSTRIALS - 13.23%
 16,800   3M Co.                                                       1,222,200
 26,200   CSX Corp.                                                    1,402,486
  7,200   Danaher Corp.                                                  407,808
 10,900   FedEx Corp.                                                  1,102,535
175,200   General Electric Co.                                         5,737,800
 16,900   Graco, Inc. (O)                                                679,042
 22,100   Illinois Tool Works, Inc.                                    1,862,809
 16,700   Ingersoll-Rand Co., Ltd., Class A                              655,809
 18,900   Rockwell Automation, Inc.                                    1,248,723
 10,300   Stericycle, Inc. *                                             615,631
 28,900   United Technologies Corp.                                    1,686,893
 32,400   Waste Management, Inc.                                       1,023,192
                                                                     -----------
                                                                      17,644,928
                                                                     -----------
          INFORMATION TECHNOLOGY - 26.47%
 68,900   Altera Corp. *                                               1,330,459
 14,600   Amphenol Corp.                                                 742,118
 37,700   Cadence Design Systems, Inc. *                                 665,782
188,500   Cisco Systems, Inc. *                                        3,500,445
 23,800   Citrix Systems, Inc. *                                         733,992
 13,100   Cognizant Technology Solutions Corp., Class A *                686,047
 63,600   Dell, Inc. *                                                 1,864,116
 23,600   Electronic Arts, Inc. *                                      1,288,088
123,000   EMC Corp./Massachusetts *                                    1,648,200
  3,588   Freescale Semiconductor, Inc., Class B *                        90,597
  1,500   Google, Inc., Class A *                                        654,664
145,600   Intel Corp.                                                  3,096,912
 24,900   International Business Machines Corp.                        2,024,370
 27,400   Kla-Tencor Corp.                                             1,424,252
 86,300   Micron Technology, Inc. (O) *                                1,266,884

              See accompanying Notes to Portfolios of Investments.

(MEMBERS(TM) MUTUAL FUNDS LOGO)

                                      QUARTERLY HOLDINGS REPORT JANUARY 31, 2006

          LARGE CAP GROWTH FUND (FORMERLY CAPITAL APPRECIATION FUND) --
                PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)              21


                                                                       Value
Shares                                                               (Note 1)
------                                                             ------------
COMMON STOCKS (CONTINUED)
            INFORMATION TECHNOLOGY (CONTINUED)
  208,000   Microsoft Corp.                                        $  5,855,200
   52,000   Motorola, Inc.                                            1,180,920
   54,300   Nokia OYJ, ADR                                              998,034
   20,400   Novellus Systems, Inc. *                                    578,340
   42,800   Qualcomm, Inc.                                            2,052,688
   33,600   Texas Instruments, Inc.                                     982,128
   30,300   VeriSign, Inc. *                                            719,625
   55,700   Yahoo!, Inc. *                                            1,912,738
                                                                   ------------
                                                                     35,296,599
                                                                   ------------
            MATERIALS - 2.35%
   27,000   Praxair, Inc.                                             1,422,360
   13,000   Rohm and Haas Co.                                           661,700
   15,100   Weyerhaeuser Co.                                          1,053,376
                                                                   ------------
                                                                      3,137,436
                                                                   ------------
            TELECOMMUNICATION SERVICES - 0.50%
   29,100   Sprint Nextel Corp.                                         666,099
                                                                   ------------
            UTILITIES - 0.81%
   63,500   AES Corp. *                                               1,082,040
                                                                   ------------
            TOTAL COMMON STOCKS                                     132,114,780
            (Cost $123,651,608)
                                                                   ------------
INVESTMENT COMPANIES - 5.12%

   13,000   iShares Russell 1000 Growth Index Fund                      672,100
1,554,360   SSgA Prime Money Market Fund                              1,554,360
4,602,104   State Street Navigator Securities
            Lending Portfolio (I)                                     4,602,104
                                                                   ------------
            TOTAL INVESTMENT COMPANIES                                6,828,564
            (Cost $6,823,383)
                                                                   ------------
TOTAL INVESTMENTS - 104.20%                                         138,943,344
(Cost $130,474,991**)
                                                                   ------------
NET OTHER ASSETS AND LIABILITIES - (4.20)%                           (5,596,713)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $133,346,631
                                                                   ============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $130,548,304.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

ADR  American Depository Receipt.

PLC  Public Limited Company.

              See Accompanying Notes to Portfolios of Investments.

                                                 (MEMBERS(TM) Mutual Funds LOGO)

QUARTERLY HOLDINGS REPORT JANUARY 31, 2006

                  MID CAP VALUE FUND (FORMERLY MID-CAP FUND) --
22                    PORTFOLIO OF INVESTMENTS (UNAUDITED)


                                                                         Value
Shares                                                                 (Note 1)
------                                                                ----------
COMMON STOCKS - 98.70%

         CONSUMER DISCRETIONARY - 11.81%
 4,700   Advo, Inc.                                                   $  154,536
34,000   Belo Corp., Class A (O)                                         775,540
11,400   Brinker International, Inc.                                     463,980
 6,300   Cato Corp., Class A (O)                                         136,017
 2,500   CEC Entertainment, Inc. *                                        90,050
 4,454   Federated Department Stores, Inc.                               296,770
39,500   Interpublic Group of Cos., Inc. (O) *                           398,950
 6,900   J.C. Penney Co., Inc.                                           385,020
20,400   Jones Apparel Group, Inc.                                       638,112
16,100   Linens 'n Things, Inc. *                                        444,521
 4,000   Matthews International Corp., Class A                           149,560
 4,000   Modine Manufacturing Co.                                        108,400
36,600   Newell Rubbermaid, Inc. (O)                                     865,224
14,400   O'Reilly Automotive, Inc. *                                     472,608
11,000   Outback Steakhouse, Inc.                                        508,530
 7,600   Ruby Tuesday, Inc. (O)                                          217,436
   900   Sonic Corp. *                                                    26,055
 8,800   Stage Stores, Inc. (O)                                          261,272
 3,400   Standard-Pacific Corp. (O)                                      132,260
17,600   Talbots, Inc.                                                   490,512
10,100   Tempur-Pedic International, Inc. (O) *                          117,766
27,200   TJX Cos., Inc.                                                  694,416
 5,500   Valassis Communications, Inc. *                                 153,450
 7,400   WCI Communities, Inc. (O) *                                     203,796
 6,700   Yankee Candle Co., Inc. (O)                                     168,170
                                                                      ----------
                                                                       8,352,951
                                                                      ----------
         CONSUMER STAPLES - 8.32%
19,800   Albertson's, Inc.                                               497,970
26,400   Archer-Daniels-Midland Co.                                      831,600
 5,800   Casey's General Stores, Inc.                                    147,610
12,500   Clorox Co.                                                      748,125
 6,100   Costco Wholesale Corp.                                          304,329
19,500   Hain Celestial Group, Inc. (O) *                                454,545
 8,100   Herbalife, Ltd. *                                               280,260
 5,600   Hormel Foods Corp.                                              187,768
15,500   McCormick & Co., Inc.                                           468,255
11,300   NBTY, Inc. *                                                    233,797
10,600   Pepsi Bottling Group, Inc.                                      307,400
17,500   Safeway, Inc.                                                   410,200
21,000   Sara Lee Corp.                                                  383,880
 1,700   Universal Corp./Richmond VA                                      80,325
14,100   UST, Inc. (O)                                                   549,054
                                                                      ----------
                                                                       5,885,118
                                                                      ----------
         ENERGY - 6.50%
 4,400   Amerada Hess Corp.                                              681,120
 3,600   Arch Coal, Inc. (O)                                             312,192
10,800   BJ Services Co.                                                 437,292
 6,450   Encore Acquisition Co. *                                        233,168
 8,400   ENSCO International, Inc.                                       429,408
 9,300   Forest Oil Corp. *                                              478,950
 6,400   Marathon Oil Corp.                                              491,968
11,200   Pioneer Natural Resources Co.                                   594,720
 4,800   Plains Exploration and Production Co. *                         215,232
10,600   Smith International, Inc.                                    $  477,000
 5,300   Whiting Petroleum Corp. (O) *                                   245,390
                                                                      ----------
                                                                       4,596,440
                                                                      ----------
         FINANCIALS - 28.43%
 9,600   AMB Property Corp., REIT                                        501,120
 4,300   American Capital Strategies, Ltd. (O)                           152,865
14,700   AmSouth Bancorp.                                                405,867
10,600   Archstone-Smith Trust, REIT                                     496,716
 4,400   Arthur J. Gallagher & Co. (O)                                   128,304
11,760   Associated Banc-Corp.                                           397,958
11,600   Assured Guaranty, Ltd.                                          295,452
 6,100   Bank of America Corp.                                           269,803
 9,100   Bear Stearns Cos., Inc.                                       1,150,786
 7,800   Camden Property Trust, REIT                                     507,780
 6,600   Capital One Financial Corp.                                     549,780
 5,000   CIT Group, Inc.                                                 266,700
14,100   Colonial BancGroup, Inc.                                        351,090
 6,900   Compass Bancshares, Inc.                                        336,168
 4,900   Cousins Properties, Inc., REIT (O)                              152,978
 4,050   Delphi Financial Group, Class A                                 193,023
11,800   Equity Residential, REIT                                        500,438
 4,800   Everest Re Group, Ltd.                                          463,920
13,000   Federated Investors, Inc., Class B                              501,930
 3,300   First Midwest Bancorp, Inc.                                     115,203
 6,500   Hartford Financial Services Group, Inc.                         534,495
 2,100   International Bancshares Corp.                                   61,425
 2,900   IPC Holdings, Ltd. (O)                                           79,054
13,200   iStar Financial, Inc., REIT                                     473,748
 7,100   J.P. Morgan Chase & Co.                                         282,225
18,500   Janus Capital Group, Inc.                                       386,465
 4,000   Jefferson-Pilot Corp.                                           233,320
14,300   Kimco Realty Corp., REIT                                        501,787
 2,400   LaSalle Hotel Properties, REIT                                   91,728
 5,000   M&T Bank Corp.                                                  541,500
13,000   Marshall & Ilsley Corp.                                         545,220
 2,400   MB Financial, Inc. (O)                                           84,168
 7,800   MBIA, Inc.                                                      480,168
 8,100   Merrill Lynch & Co., Inc                                        608,067
 7,400   NewAlliance Bancshares, Inc. (O)                                107,744
 6,300   North Fork Bancorp., Inc.                                       162,036
 8,700   Northern Trust Corp.                                            454,227
 7,200   PartnerRe, Ltd.                                                 444,816
 1,500   Pennsylvania Real Estate Investment Trust (O)                    60,990
 7,200   Platinum Underwriters Holdings, Ltd. (Bermuda) (O)              220,680
13,400   Prologis, REIT                                                  686,348
 2,500   PS Business Parks, Inc., REIT                                   137,125
 6,300   Radian Group, Inc.                                              360,549
 4,000   RAIT Investment Trust, REIT                                     108,440
 8,600   Realty Income Corp., REIT (O)                                   200,294
 6,500   Reinsurance Group of America, Inc.                              315,250
10,200   RenaissanceRe Holdings Ltd.                                     462,162
 8,400   Safeco Corp.                                                    438,900
 8,400   Scottish Re Group, Ltd. (O)                                     206,808
 8,000   Simon Property Group, Inc., REIT                                662,720
 6,100   TCF Financial Corp. (O)                                         152,439

              See accompanying Notes to Portfolios of Investments.

(MEMBERS(TM) MUTUAL FUNDS LOGO)

                                      QUARTERLY HOLDINGS REPORT JANUARY 31, 2006

                  MID CAP VALUE FUND (FORMERLY MID-CAP FUND) --
                PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)              23


                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------
COMMON STOCKS (CONTINUED)

          FINANCIALS (CONTINUED)
  4,200   Texas Regional Bancshares, Inc., Class A                   $   129,276
  6,800   Universal American Financial Corp. *                           111,996
 11,000   U-Store-It Trust, REIT                                         235,180
  5,200   Ventas, Inc., REIT                                             159,120
  5,500   Vornado Realty Trust, REIT                                     485,870
  7,500   Washington Mutual, Inc.                                        317,400
  3,800   Webster Financial Corp.                                        178,980
  2,700   Westamerica Bancorp. (O)                                       145,314
  6,703   Zions Bancorp.                                                 530,006
                                                                     -----------
                                                                      20,115,921
                                                                     -----------
          HEALTH CARE - 6.42%
  5,100   Amsurg Corp. (O) *                                             110,619
  7,400   Becton Dickinson & Co.                                         479,520
  5,900   Biogen Idec, Inc. *                                            264,025
  2,500   Charles River Laboratories International, Inc. *               115,325
  3,700   Cigna Corp.                                                    449,920
  2,400   Dentsply International, Inc.                                   128,880
  3,800   Diagnostic Products Corp. (O)                                  193,040
  6,016   Fisher Scientific International, Inc. *                        402,290
  9,900   Health Management Associates, Inc., Class A                    208,098
  4,400   Hospira, Inc. *                                                196,900
  3,000   Idexx Laboratories, Inc. *                                     230,460
  4,500   Invitrogen Corp. *                                             309,960
  9,600   Omnicare, Inc.                                                 477,120
  8,300   Triad Hospitals, Inc. *                                        340,798
  3,500   Varian, Inc. *                                                 134,295
 15,200   Watson Pharmaceuticals, Inc. (O) *                             502,968
                                                                     -----------
                                                                       4,544,218
                                                                     -----------
          INDUSTRIALS - 9.47%
  7,800   Acuity Brands, Inc.                                            295,542
  9,800   Airtran Holdings, Inc. (O) *                                   166,012
  3,000   Albany International Corp., Class A                            111,000
  4,900   Avery Dennison Corp. (O)                                       292,726
  5,200   Carlisle Cos., Inc.                                            360,932
 16,700   CSX Corp.                                                      893,951
  1,500   Curtiss-Wright Corp. (O)                                        89,010
  6,525   Genesee & Wyoming, Inc., Class A *                             254,475
  3,500   Graco, Inc.                                                    140,630
 10,300   Ingersoll-Rand Co., Ltd., Class A                              404,481
 11,500   Manpower, Inc.                                                 619,045
 11,100   Masco Corp.                                                    329,115
  5,100   Mueller Industries, Inc.                                       148,053
  8,000   Parker-Hannifin Corp.                                          606,160
  8,600   R. R. Donnelley & Sons Co.                                     280,360
  7,300   Republic Services, Inc.                                        276,305
  7,400   Simpson Manufacturing Co., Inc. (O)                            286,306
  4,300   Teleflex, Inc.                                                 271,201
  7,700   United Stationers, Inc. *                                      385,231
  6,100   W.W. Grainger, Inc.                                            432,673
  2,600   Werner Enterprises, Inc. (O)                                    56,030
                                                                     -----------
                                                                       6,699,238
                                                                     -----------
          INFORMATION TECHNOLOGY - 8.78%
  6,700   Affiliated Computer Services,
          Inc., Class A (O) *                                        $   419,420
 13,200   Arrow Electronics, Inc. *                                      453,552
 10,900   ATMI, Inc. (O) *                                               366,240
 24,600   Avaya, Inc. *                                                  259,530
  9,500   Belden CDT, Inc. (O)                                           257,450
  7,700   Computer Sciences Corp. *                                      390,390
 22,000   Convergys Corp. *                                              378,400
  3,400   Diebold, Inc.                                                  132,974
 11,200   Electronic Data Systems Corporation                            282,128
 14,100   Intersil Corp., Class A                                        409,746
 36,900   LSI Logic Corp. *                                              337,635
102,900   Lucent Technologies, Inc. (O) *                                271,656
  4,600   MAXIMUS, Inc.                                                  179,952
 11,600   Molex, Inc.                                                    350,900
  6,600   NAM TAI Electronics, Inc. (O)                                  154,242
 25,200   Reynolds and Reynolds Co., Class A                             715,680
 39,600   Tellabs, Inc. *                                                506,484
  7,000   Varian Semiconductor Equipment Associates, Inc. (O) *          346,710
                                                                     -----------
                                                                       6,213,089
                                                                     -----------
          MATERIALS - 7.42%
  2,100   Aber Diamond Corp.                                              87,885
 12,300   Air Products & Chemicals, Inc.                                 758,787
  3,300   Aptargroup, Inc.                                               186,252
  2,900   Ashland, Inc.                                                  191,168
  4,200   Bemis Co.                                                      128,184
  6,500   Compass Minerals International, Inc. (O)                       160,030
  9,800   Inco, Ltd.                                                     502,544
  7,000   Martin Marietta Materials, Inc.                                593,460
 16,100   Novelis, Inc.                                                  308,798
  2,500   Nucor Corp.                                                    210,575
  9,300   PPG Industries, Inc.                                           553,350
 11,900   Rohm and Haas Co.                                              605,710
 23,500   Smurfit-Stone Container Corp. *                                300,565
 24,300   Valspar Corp. (O)                                              661,446
                                                                     -----------
                                                                       5,248,754
                                                                     -----------
          TELECOMMUNICATION SERVICES -0.42%
  8,900   CenturyTel, Inc.                                               296,370
                                                                     -----------
          UTILITIES - 11.13%
 26,500   AES Corp. *                                                    451,560
 22,100   Alliant Energy Corp.                                           655,486
  6,400   Ameren Corp.                                                   324,864
 13,800   American Electric Power Co., Inc.                              515,016
  4,900   Atmos Energy Corp. (O)                                         128,772
 21,400   CMS Energy Corp. *                                             309,658
 12,200   Consolidated Edison, Inc. (O)                                  573,522
 18,300   Constellation Energy Group, Inc.                             1,066,341
 11,300   Edison International                                           495,166
  2,200   New Jersey Resources Corp. (O)                                  99,990
 17,400   Pepco Holdings, Inc.                                           400,374
 10,700   PG&E Corp.                                                     399,217
  7,750   PNM Resources, Inc.                                            190,418
 13,300   PPL Corp.                                                      400,729
  7,900   Progress Energy, Inc.                                          344,598

              See accompanying Notes to Portfolios of Investments.

                                                 (MEMBERS(TM) MUTUAL FUNDS LOGO)

QUARTERLY HOLDINGS REPORT JANUARY 31, 2006

                  MID CAP VALUE FUND (FORMERLY MID-CAP FUND) --
24              PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)


                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------
COMMON STOCKS (CONTINUED)

            UTILITIES (CONTINUED)
    7,200   Public Service Enterprise Group, Inc.                    $   501,264
    7,600   UGI Corp.                                                    163,172
    8,500   Weststar Energy, Inc.                                        175,100
    3,100   WGL Holdings, Inc. (O)                                        96,658
   14,100   Wisconsin Energy Corp.                                       585,291
                                                                     -----------
                                                                       7,877,196
                                                                     -----------
            TOTAL COMMON STOCKS
            (Cost $58,060,923)                                        69,829,295
                                                                     -----------
INVESTMENT COMPANIES - 14.81%
  705,311   SSgA Prime Money Market Fund                                 705,311
9,775,541   State Street Navigator Securities
            Lending Portfolio (I)                                      9,775,541
                                                                     -----------
            TOTAL INVESTMENT COMPANIES
            (Cost $10,480,852)                                        10,480,852
                                                                     -----------
TOTAL INVESTMENTS - 113.51%
(Cost $68,541,775**)                                                  80,310,147
                                                                     -----------
NET OTHER ASSETS AND LIABILITIES - (13.51)%                           (9,557,032)
                                                                     -----------
TOTAL NET ASSETS - 100.00%                                           $70,753,115
                                                                     ===========

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $68,553,798.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

REIT Real Estate Investment Trust.

              See accompanying Notes to Portfolios of Investments.

(MEMBERS(TM) MUTUAL FUNDS LOGO)

                                      QUARTERLY HOLDINGS REPORT JANUARY 31, 2006

             MID CAP GROWTH FUND (FORMERLY MULTI-CAP GROWTH FUND) --
                     PORTFOLIO OF INVESTMENTS (UNAUDITED)                     25


                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------
COMMON STOCKS - 93.67%

         CONSUMER DISCRETIONARY - 4.95%
 1,700   Beacon Roofing Supply, Inc. (O) *                           $    56,457
 1,500   California Pizza Kitchen, Inc.(O) *                              49,080
 4,800   Chico's FAS, Inc. *                                             209,088
20,400   D.R. Horton, Inc.                                               761,328
 1,749   GameStop Corp., Class A (O) *                                    70,496
 3,250   GameStop Corp., Class B *                                       121,030
10,570   Geox SpA                                                        120,276
 4,400   Phillips-Van Heusen (O)                                         158,972
 6,670   Pinnacle Entertainment, Inc. (O) *                              192,229
48,400   Sirius Satellite Radio, Inc. (O) *                              274,428
 9,800   Univision Communications, Inc.,
         Class A *                                                       312,032
 6,500   Williams-Sonoma, Inc. *                                         258,570
                                                                     -----------
                                                                       2,583,986
                                                                     -----------
         ENERGY - 8.54%
 2,090   Arch Coal, Inc. (O)                                             181,245
 2,835   Cabot Oil & Gas Corp. (O)                                       146,201
13,890   Cameco Corp.                                                  1,098,421
12,250   EOG Resources, Inc.                                           1,035,615
 5,100   GlobalSantaFe Corp.                                             311,355
10,480   Halliburton Co.                                                 833,684
14,080   Petro-Canada                                                    674,855
 4,080   Suntech Power Holdings Co., Ltd.,
         ADR *                                                           173,359
                                                                     -----------
                                                                       4,454,735
                                                                     -----------
         FINANCIALS - 17.77%
 1,830   Affiliated Managers Group (O) *                                 169,824
 3,440   Arch Capital Group, Ltd. *                                      186,929
 2,960   CB Richard Ellis Group, Inc.,
         Class A *                                                       186,835
 3,180   Chicago Mercantile Exchange
         Holdings, Inc.                                                1,345,935
53,230   Countrywide Financial Corp.                                   1,780,011
10,100   Equifax, Inc.                                                   387,032
14,060   Franklin Resources, Inc.                                      1,384,910
 2,400   Jones Lang LaSalle, Inc. (O)                                    141,288
 3,750   LaSalle Hotel Properties, REIT                                  143,325
11,350   Legg Mason, Inc.                                              1,472,095
 6,870   Nasdaq Stock Market, Inc. (O) *                                 287,922
 1,100   National Financial Partners Corp.                                58,861
 5,360   Nuveen Investments, Inc., Class A (O)                           243,183
 2,840   ProAssurance Corp. *                                            145,380
12,300   UBS AG                                                        1,338,240
                                                                     -----------
                                                                       9,271,770
                                                                     -----------
         HEALTH CARE - 21.74%
 4,680   Alkermes, Inc. (O) *                                            113,911
 8,930   Amgen, Inc. *                                                   650,908
 4,430   Amylin Pharmaceuticals, Inc. (O) *                              187,832
41,320   AstraZeneca PLC, ADR                                          2,009,805
 4,100   Cephalon, Inc. (O) *                                            290,649
 4,060   Covance, Inc. (O) *                                             230,649
 4,300   Coventry Health Care, Inc. *                                    256,151
 6,400   DaVita, Inc. *                                                  350,400
 8,310   Digene Corp. (O) *                                          $   275,892
 4,800   Health Net, Inc. *                                              236,976
 8,200   Lincare Holdings, Inc. *                                        346,532
32,930   Medtronic, Inc.                                               1,859,557
 3,360   Pharmaceutical Product
         Development, Inc.                                               232,445
22,360   Sanofi-Aventis, ADR                                           1,028,560
40,740   Schering-Plough Corp.                                           780,171
 3,200   Sunrise Senior Living, Inc. (O) *                               116,320
27,370   UnitedHealth Group, Inc.                                      1,626,325
 2,600   Vertex Pharmaceuticals, Inc.(O) *                                92,872
 8,550   WellPoint, Inc. *                                               656,640
                                                                     -----------
                                                                      11,342,595
                                                                     -----------
         INDUSTRIALS - 8.49%
18,490   Boeing Co.                                                    1,263,052
   500   Bucyrus International, Inc.                                      30,595
 6,700   CH Robinson Worldwide, Inc.                                     271,082
 1,300   Corporate Executive Board Co.                                   109,382
 5,050   Corrections Corp. of America (O) *                              214,373
 3,500   Expeditors International of
         Washington, Inc.                                                257,390
 9,050   General Dynamics Corp.                                        1,053,058
 4,950   Gol Linhas Aereas Inteligentes
         S.A., ADR (O)                                                   149,440
 1,690   Jacobs Engineering Group, Inc. *                                140,895
 7,545   Knight Transportation, Inc. (O)                                 153,465
 3,030   Resources Connection, Inc. (O) *                                 82,386
 7,500   Robert Half International, Inc.                                 273,975
 2,500   Rockwell Collins, Inc.                                          117,300
 1,580   UTI Worldwide, Inc.                                             165,473
 6,770   Werner Enterprises, Inc. (O)                                    145,894
                                                                     -----------
                                                                       4,427,760
                                                                     -----------
         INFORMATION TECHNOLOGY - 30.58%
29,670   Adobe Systems, Inc.                                           1,178,492
16,600   Altera Corp. *                                                  320,546
13,530   Apple Computer, Inc. *                                        1,021,650
 5,200   Cognizant Technology Solutions
         Corp., Class A *                                                272,324
 6,800   Cognos, Inc. (O) *                                              259,080
30,510   Electronic Arts, Inc. *                                       1,665,236
 6,550   Equinix, Inc. (O) *                                             307,392
 2,450   F5 Networks, Inc. *                                             158,515
 5,000   Foundry Networks, Inc. *                                         75,150
 1,780   Google, Inc., Class A *                                         771,185
12,300   Homestore, Inc. (O) *                                            74,292
   900   IHS, Inc. *                                                      21,834
 8,200   Jabil Circuit, Inc. *                                           331,280
 7,700   Linear Technology Corp.                                         286,517
 5,220   Marvell Technology Group Ltd. *                                 357,152
45,500   Microsoft Corp.                                               1,280,825
63,830   Network Appliance, Inc. *                                     1,991,496
 7,900   Nvidia Corp. *                                                  355,184
26,310   Opsware, Inc. (O) *                                             192,589
33,110   Qualcomm, Inc.                                                1,587,956
17,290   Red Hat, Inc. (O) *                                             500,546
 9,130   Redback Networks, Inc. (O) *                                    153,841
 2,820   Salesforce.com, Inc. (O) *                                      115,761

              See accompanying Notes to Portfolios of Investments.

                                                 (MEMBERS(TM) MUTUAL FUNDS LOGO)

QUARTERLY HOLDINGS REPORT JANUARY 31, 2006

             MID CAP GROWTH FUND (FORMERLY MULTI-CAP GROWTH FUND) --
26              PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)


                                                                       Value
Shares                                                                (Note 1)
------                                                              -----------
COMMON STOCKS (CONTINUED)
            INFORMATION TECHNOLOGY (CONTINUED)
   16,580   SanDisk Corp. *                                         $ 1,116,829
    5,760   THQ, Inc. (O) *                                             151,200
   10,700   VeriFone Holdings, Inc. (O) *                               273,064
   24,980   Yahoo!, Inc. *                                              857,813
    6,100   Zebra Technologies Corp., Class A *                         274,683
                                                                    -----------
                                                                     15,952,432
                                                                    -----------
            MATERIALS - 0.39%
    2,430   Martin Marietta Materials, Inc.                             206,015
                                                                    -----------
            TELECOMMUNICATION SERVICES - 1.21%
   13,100   American Tower Corp., Class A *
    9,430   Syniverse Holdings, Inc. (O) *                              405,314
                                                                        226,414
                                                                    -----------
                                                                        631,728
                                                                    -----------
            TOTAL COMMON STOCKS                                      48,871,021
            (Cost $40,440,172)
                                                                    -----------
COMMON STOCK UNIT - 1.84%
            CONSUMER DISCRETIONARY - 1.84%
   15,750   Starwood Hotels & Resorts
            Worldwide, Inc.                                             957,758
                                                                    -----------
            TOTAL COMMON STOCK UNIT                                     957,758
            (Cost $923,153)                                         -----------
INVESTMENT COMPANIES - 13.76%
    1,260   Oil Service HOLDRs Trust (O)                                196,308
1,291,819   SSgA Prime Money Market Fund                              1,291,819
5,693,551   State Street Navigator Securities
            Lending Portfolio (I)                                     5,693,551
                                                                    -----------
TOTAL INVESTMENT COMPANIES                                            7,181,678
(Cost $7,117,116)
                                                                    -----------
TOTAL INVESTMENTS - 109.27%                                          57,010,457
(Cost $48,480,441**)
                                                                    -----------
NET OTHER ASSETS AND LIABILITIES - (9.27)%                           (4,836,438)
                                                                    -----------
TOTAL NET ASSETS - 100.00%                                          $52,174,019
                                                                    ===========

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $48,513,681.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

ADR  American Depository Receipt.

PLC  Public Limited Company.

REIT Real Estate Investment Trust.

              See accompanying Notes to Portfolios of Investments.

(MEMBERS(TM) MUTUAL FUNDS LOGO)

                                      QUARTERLY HOLDINGS REPORT JANUARY 31, 2006

        INTERNATIONAL STOCK FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)      27


                                                                         Value
Shares                                                                 (Note 1)
------                                                                ----------
COMMON STOCKS - 93.60%
            AUSTRALIA - 0.98%
   23,741   ABC Learning Centres, Ltd.                                $  132,453
   49,100   BlueScope Steel Limited                                      291,031
   19,100   James Hardie Industries N.V.                                 127,381
   29,452   John Fairfax Holdings, Ltd.                                   94,531
   59,221   Macquarie Infrastructure Group                               158,251
                                                                      ----------
                                                                         803,647
                                                                      ----------
            BELGIUM - 0.76%
    4,740   Belgacom S.A.                                                146,077
   10,000   InBev N.V.                                                   471,327
                                                                      ----------
                                                                         617,404
                                                                      ----------
            BRAZIL - 1.54%
    5,100   Brasil Telecom Participacoes S.A., ADR                       181,611
      660   Cia de Bebidas das Americas, ADR                              22,935
    4,400   Cia de Concessoes Rodoviarias                                179,186
    7,100   Gerdau S.A., ADR                                             154,780
   10,800   Grendene S.A.                                                109,466
    4,900   Petroleo Brasileiro, S.A., ADR                               463,050
   10,100   Souza Cruz S.A.                                              142,588
      400   Ultrapar Participacoes S.A., ADR                               6,052
                                                                      ----------
                                                                       1,259,668
                                                                      ----------
            CHILE - 0.11%
    3,300   AFP Provida S.A., ADR                                         93,720
                                                                      ----------
            CHINA - 0.51%
    1,960   CNOOC, Ltd., ADR                                             168,736
  196,000   People's Food Holdings, Ltd.                                 140,147
  142,000   Yanzhou Coal Mining Co., Ltd.,
            Class H                                                      108,006
                                                                      ----------
                                                                         416,889
                                                                      ----------
            EGYPT - 0.81%
   18,705   Commercial International Bank, GDR (C)                       193,597
    3,445   Eastern Tobacco                                              210,363
    4,000   Orascom Telecom Holding S.A.E.                               256,187
                                                                      ----------
                                                                         660,147
                                                                      ----------
            FINLAND - 0.57%
    9,000   Amer Sports OYJ                                              173,529
    7,000   Nokian Renkaat OYJ                                           108,246
    9,300   Sampo OYJ                                                    181,348
                                                                      ----------
                                                                         463,123
                                                                      ----------
            FRANCE - 10.93%
   18,800   AXA S.A.                                                     637,659
   12,400   BNP Paribas                                                1,106,482
    3,000   Carbone Lorraine                                             147,963
   30,600   France Telecom S.A.                                          696,392
    8,200   Lafarge S.A.                                                 863,293
    9,700   Lagardere S.C.A.                                          $  773,575
    3,100   Neopost S.A.                                                 311,858
    7,545   Sanofi-Aventis                                               692,062
    7,300   Schneider Electric S.A.                                      763,217
    7,200   Total S.A.                                                 1,988,692
   30,500   Vivendi Universal S.A.                                       955,893
                                                                      ----------
                                                                       8,937,086
                                                                      ----------
            GERMANY - 3.58%
    5,100   Deutsche Bank AG                                             547,962
    1,500   Fielmann AG                                                  111,036
      362   PUMA AG Rudolf Dassler Sport                                 114,510
   15,500   Siemens AG                                                 1,414,382
    3,311   Techem AG *                                                  155,976
    9,800   Volkswagen AG                                                581,397
                                                                      ----------
                                                                       2,925,263
                                                                      ----------
            GREECE - 0.43%
    3,100   Athens Exchange S.A.                                          40,249
    4,890   OPAP S.A.                                                    183,931
    5,200   Piraeus Bank S.A.                                            124,410
                                                                      ----------
                                                                         348,590
                                                                      ----------
            HONG KONG - 1.04%
   56,500   China Netcom Group Corp., Hong Kong, Ltd.                     95,417
   33,100   Esprit Holdings, Ltd.                                        287,817
   94,000   Hutchison Telecommunications
            International, Ltd. *                                        158,747
  229,000   Pacific Basin Shipping, Ltd.                                 105,540
  242,000   SA SA International Holdings, Ltd.                            85,793
  151,000   Texwinca Holdings, Ltd.                                      112,904
                                                                      ----------
                                                                         846,218
                                                                      ----------
            HUNGARY - 0.32%
      720   Gedeon Richter Rt.                                           150,778
    1,100   MOL Magyar Olaj-es Gazipari Rt.                              114,501
                                                                      ----------
                                                                         265,279
                                                                      ----------
            INDIA - 1.28%
    8,100   Hero Honda Motors, Ltd.                                      157,533
   31,200   Hindalco Industries, Ltd.                                    117,718
   23,700   Hindustan Lever, Ltd.                                        104,755
    5,822   Oil & Natural Gas Corp., Ltd.                                163,789
   14,002   Satyam Computer Services, Ltd.                               237,528
   13,000   State Bank of India, Ltd.                                    262,809
                                                                      ----------
                                                                       1,044,132
                                                                      ----------
            INDONESIA - 0.88%
  831,000   Bank Mandiri Persero Tbk PT                                  157,779
1,457,500   Bumi Resources Tbk PT                                        132,147
   10,700   Telekomunikasi Indonesia Tbk PT, ADR                         296,176
  330,000   United Tractors Tbk PT                                       134,640
                                                                      ----------
                                                                         720,742
                                                                      ----------

              See accompanying Notes to Portfolios of Investments.

                                                 (MEMBERS(TM) MUTUAL FUNDS LOGO)

QUARTERLY HOLDINGS REPORT JANUARY 31, 2006

                                                                        Value
Shares                                                                (Note 1)
------                                                               -----------
COMMON STOCKS (CONTINUED)

            IRELAND - 2.02%
   15,517   Anglo Irish Bank Corp. PLC                               $   245,046
   30,100   Bank of Ireland                                              516,687
   19,387   CRH PLC                                                      601,004
    7,000   DCC PLC                                                      158,710
    5,900   Irish Life & Permanent PLC                                   125,880
                                                                     -----------
                                                                       1,647,327
                                                                     -----------
            ISRAEL - 0.27%
   48,900   Bank Hapoalim B.M.                                           224,423
                                                                     -----------
            ITALY - 5.73%
   15,600   Assicurazioni Generali SpA                                   539,552
   25,817   Banco Popolare di Verona e Novara S.c.r.l.                   593,191
   63,200   Enel SpA                                                     535,137
   37,000   ENI SpA                                                    1,119,125
    3,800   Lottomatica SpA *                                            151,664
   39,000   Mediolanum SpA                                               301,305
  190,000   Telecom Italia SpA                                           534,148
  126,945   UniCredito Italiano SpA                                      906,672
                                                                     -----------
                                                                       4,680,794
                                                                     -----------
            JAPAN - 21.05%
    4,400   ABC-Mart, Inc.                                               137,776
    3,700   Aoyama Trading Co., Ltd.                                     123,138
    4,900   Asahi Pretec Corp.                                           146,306
   22,000   Bosch Corp.                                                  108,603
    8,000   Chiyoda Corp.                                                206,699
    3,200   Credit Saison Co., Ltd.                                      144,005
    3,000   Daito Trust Construction Co., Ltd.                           141,164
    1,900   Don Quijote Co., Ltd.                                        158,652
      235   eAccess, Ltd.                                                177,529
      117   East Japan Railway Co.                                       815,802
    2,600   Eizo Nanao Corp.                                             113,000
    5,000   Hisamitsu Pharmaceutical Co., Inc.                           127,262
    2,000   Hogy Medical Co., Ltd.                                       102,836
   26,000   Hoya Corp.                                                 1,045,472
    2,000   Ito En, Ltd.                                                 137,400
    5,000   JSR Corp.                                                    149,292
    5,700   Leopalace21 Corp.                                            208,230
    3,500   Mars Engineering Corp.                                       108,397
      133   Mitsubishi Tokyo Financial Group, Inc.                     1,923,001
    8,900   Murata Manufacturing Co., Ltd.                               647,217
    8,300   Nidec Corp.                                                  763,357
      106   NIWS Co., HQ, Ltd.                                           142,379
   54,600   Nomura Holdings, Inc.                                      1,069,718
      307   NTT DoCoMo, Inc.                                             499,038
   10,500   OSG Corp.                                                    217,842
    3,900   Rinnai Corp.                                                  99,932
    2,400   Secom Techno Service Co., Ltd.                               105,540
    6,000   Shin-Etsu Chemical Co., Ltd.                                 342,388
   88,000   Shinsei Bank, Ltd.                                           588,750
   19,200   Sony Corp.                                                   936,305
   67,000   Sumitomo Trust & Banking Co., Ltd.                       $   740,018
   14,000   Suruga Bank, Ltd.                                            180,622
   20,300   Takeda Pharmaceutical Co., Ltd.                            1,153,202
  166,000   Tokyo Gas Co., Ltd.                                          774,009
   29,300   Toyota Motor Corp.                                         1,524,096
    1,600   USS Co., Ltd.                                                102,254
   23,000   Yamato Holdings Co., Ltd.                                    398,469
   41,900   Yokogawa Electric Corp.                                      797,600
       30   Yoshinoya D&C Co., Ltd.                                       50,563
                                                                     -----------
                                                                      17,207,863
                                                                     -----------
            LUXEMBOURG - 0.17%
   11,100   Stolt Offshore S.A. *                                        140,084
                                                                     -----------
            MEXICO - 0.96%
    4,000   America Telecom, S.A. de C.V., Series A1 *                    21,750
    4,540   Desarrolladora Homex S.A. de C.V., ADR *                     157,583
    2,170   Fomento Economico Mexicano S.A. de C.V., ADR                 169,998
   42,900   Grupo Mexico S.A. de C.V.                                    120,350
    2,100   Grupo Televisa S.A., ADR                                     175,455
   38,200   Kimberly-Clark de Mexico, S.A. de C.V., Class A              138,692
                                                                     -----------
                                                                         783,828
                                                                     -----------
            MOROCCO - 0.18%
   12,145   Maroc Telecom                                                149,714
                                                                     -----------
            NETHERLANDS - 3.39%
    2,840   Boskalis Westminster                                         193,518
    6,792   Fugro N.V.                                                   255,886
    1,935   Hunter Douglas N.V.                                          115,243
   20,100   Royal Dutch Shell PLC, Class A                               684,685
    1,282   SBM Offshore N.V.                                            130,059
   35,000   TNT N.V.                                                   1,149,688
    4,678   USG People N.V.                                              239,254
                                                                     -----------
                                                                       2,768,333
                                                                     -----------
            NORWAY - 1.94%
   68,000   Den Norske Bank ASA                                          761,118
    5,500   Ekornes ASA                                                  104,943
   26,100   Statoil ASA                                                  717,593
                                                                     -----------
                                                                       1,583,654
                                                                     -----------
            PERU - 0.16%
    4,500   Credicorp, Ltd.                                              134,100
                                                                     -----------
            PHILIPPINES - 0.23%
    5,200   Philippine Long Distance Telephone Co., ADR                  186,108
                                                                     -----------
            RUSSIA - 0.40%
    7,400   Evraz Group S.A., GDR                                        151,700
    4,700   Mobile Telesystems OJSC, ADR                                 176,156
                                                                     -----------
                                                                         327,856
                                                                     -----------

              See accompanying Notes to Portfolios of Investments.

(MEMBERS(TM) MUTUAL FUNDS LOGO)

                                      QUARTERLY HOLDINGS REPORT JANUARY 31, 2006

 INTERNATIONAL STOCK FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED) 29


                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------
COMMON STOCKS (CONTINUED)

          SINGAPORE - 0.79%
153,600   Oversea-Chinese Banking Corp.                              $   643,827
                                                                     -----------
          SOUTH AFRICA - 1.42%
  5,900   Aquarius Platinum Ltd.                                          66,759
 33,900   Edgars Consolidated Stores, Ltd.                               196,322
  5,300   Kumba Resources, Ltd.                                          100,570
 63,790   Murray & Roberts Holdings, Ltd.                                221,129
 68,400   Old Mutual PLC                                                 234,623
 28,170   Sanlam, Ltd.                                                    74,512
 78,196   Steinhoff International Holdings, Ltd.                         270,554
                                                                     -----------
                                                                       1,164,469
                                                                     -----------
          SOUTH KOREA - 3.13%
    850   Hite Brewery Co., Ltd. *                                       109,364
  1,200   Hyundai Motor Co.                                              109,015
 10,200   Kangwon Land, Inc. *                                           215,717
  6,386   Kookmin Bank                                                   509,619
  5,540   KT Corp., ADR                                                  116,949
  2,800   LG Electronics, Inc.                                           243,575
  3,000   LG Household & Health Care, Ltd.                               193,776
  6,100   LG.Philips LCD Co., Ltd., ADR *                                139,385
  1,739   Samsung Electronics Co., Ltd., GDR
          (C)                                                            666,037
  1,220   Samsung SDI Co., Ltd.                                          123,033
  2,100   SK Corp.                                                       130,174
                                                                     -----------
                                                                       2,556,644
                                                                     -----------
          SPAIN - 1.42%
  4,300   Abengoa, S.A.                                                   79,458
 28,900   Banco Bilbao Vizcaya Argentaria S.A.                           583,923
  7,600   Corp. Mapfre S.A.                                              136,372
  8,900   Indra Sistemas, S.A.                                           172,142
  6,900   Prosegur Cia de Seguridad S.A.                                 186,137
                                                                     -----------
                                                                       1,158,032
                                                                     -----------
          SWEDEN - 0.61%
 15,580   Elekta AB, Class B                                             264,370
  8,600   Getinge AB                                                     134,617
  8,050   Swedish Match AB                                               101,389
                                                                     -----------
                                                                         500,376
                                                                     -----------
          SWITZERLAND - 8.17%
 14,900   Compagnie Financiere Richemont AG,
          Class A                                                        677,750
 28,370   Credit Suisse Group                                          1,656,618
    140   Geberit AG                                                     127,362
  6,436   Julius Baer Holding AG                                         517,035
  3,620   Nestle S.A.                                                  1,061,874
 32,500   Novartis AG                                                  1,784,653
  3,900   Zurich Financial Services AG *                                 854,193
                                                                     -----------
                                                                       6,679,485
                                                                     -----------
          TAIWAN - 1.54%
 45,786   Advantech Co., Ltd.                                            130,997
160,314   Chinatrust Financial Holding Co.                               128,327
  5,900   Chunghwa Telecom Co., Ltd., ADR                                109,858
 41,000   Delta Electronics, Inc.                                    $    85,382
  7,861   Delta Electronics, Inc., GDR (C)                                81,852
144,000   Fubon Financial Holding Co., Ltd.                              126,075
 38,500   HON HAI Precision Industry Co., Ltd.                           258,826
130,649   Taiwan Semiconductor Manufacturing
          Co., Ltd.                                                      259,411
  7,600   Taiwan Semiconductor Manufacturing
          Co., Ltd., ADR                                                  82,080
                                                                     -----------
                                                                       1,262,808
                                                                     -----------
          THAILAND - 0.12%
117,300   Thai Union Frozen Products Public
          Co., Ltd.                                                       94,220
                                                                     -----------
          TURKEY - 0.55%
 24,025   Akbank T.A.S.                                                  208,676
 13,705   Turkcell Iletisim Hizmet A.S., ADR                             238,604
                                                                     -----------
                                                                         447,280
                                                                     -----------
          UNITED KINGDOM - 15.61%
101,100   Barclays PLC                                                 1,082,701
 87,400   BP PLC                                                       1,052,789
 55,700   Brit Insurance Holdings PLC                                     92,801
 10,626   Bunzl PLC                                                      119,571
 69,200   Cadbury Schweppes PLC                                          680,657
 19,367   Cattles PLC                                                    110,087
 84,600   Diageo PLC                                                   1,261,013
 24,200   Drax Group PLC *                                               265,631
 68,000   Enodis PLC                                                     181,148
  8,200   Enterprise Inns PLC                                            135,011
 20,360   Filtrona PLC                                                   100,131
 24,700   GlaxoSmithKline PLC                                            632,906
 22,700   Imperial Tobacco Group PLC                                     676,309
 12,700   Intertek Group PLC                                             170,518
  5,539   Man Group PLC                                                  201,742
103,000   Marks and Spencer Group PLC                                    891,983
 68,263   National Grid PLC                                              700,025
  9,300   Northgate PLC                                                  180,134
  8,700   Premier Oil PLC *                                              142,623
 59,800   Prudential PLC                                                 607,378
 74,731   Regus Group PLC *                                              143,816
 34,800   Royal Bank of Scotland Group PLC                             1,078,976
  8,900   Signet Group PLC, ADR                                          161,980
140,700   Tesco PLC                                                      797,268
555,881   Vodafone Group PLC                                           1,168,818
 12,400   William Hill PLC                                               126,166
                                                                     -----------
                                                                      12,762,182
                                                                     -----------
          TOTAL COMMON STOCKS                                         76,505,315
          (Cost $56,312,333)
                                                                     -----------
COMMON STOCK UNIT - 0.23%

          IRELAND - 0.23%
 15,700   Grafton Group PLC *                                            185,563
                                                                     -----------
          TOTAL COMMON STOCK UNIT                                        185,563
          (Cost $155,738)
                                                                     -----------

              See accompanying Notes to Portfolios of Investments.

                                                 (MEMBERS(TM) MUTUAL FUNDS LOGO)

QUARTERLY HOLDINGS REPORT JANUARY 31, 2006

                                                                         Value
Shares                                                                 (Note 1)
------                                                                ----------
PREFERRED STOCKS - 1.52%

          BRAZIL - 1.35%
351,600   Caemi Mineracao e Metalurgica S.A.                          $  631,607
  5,100   Cia de Bebidas das Americas, ADR                               208,896
 22,000   Klabin S.A.                                                     42,905
  8,200   Telemar Norte Leste S.A.                                       221,140
                                                                      ----------
                                                                       1,104,548
                                                                      ----------
          SOUTH KOREA - 0.17%
  1,810   Hyundai Motor Co.                                              103,901
  1,600   Lotte Shopping Co., Ltd.,
          GDR (C) (L) *                                                   33,072
                                                                      ----------
                                                                         136,973
                                                                      ----------
          TOTAL PREFERRED STOCKS
          (Cost $501,202)                                              1,241,521
                                                                      ----------
WARRANTS AND RIGHTS - 0.00%

          JAPAN - 0.00%
    240   Belluna Co., Ltd. Exp. 12/31/30
          (Exercise Price $34.61) (L) *                                    1,174
                                                                      ----------
          TOTAL WARRANTS AND RIGHTS
          (Cost $227)                                                      1,174
                                                                      ----------

Par Value
---------
CERTIFICATE OF DEPOSIT - 3.43%

             UNITED STATES - 3.43%
$2,807,220   State Street Eurodollar                                   2,807,220
                                                                     -----------
             TOTAL CERTIFICATE OF DEPOSIT
             (Cost $2,807,220)                                         2,807,220
                                                                     -----------
TOTAL INVESTMENTS - 98.78%                                            80,740,793
(Cost $59,776,720**)
                                                                     -----------
NET OTHER ASSETS AND LIABILITIES - 1.22%                                 998,179
                                                                     -----------
TOTAL NET ASSETS - 100.00%                                           $81,738,972
                                                                     ===========

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $59,811,346.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(L) Security valued at fair value using methods determined in good faith by or at the discretion of the Board of Trustees (see note 1).

ADR  American Depository Receipt.

GDR  Global Depository Receipt.

PLC  Public Limited Company.

OTHER INFORMATION:

                                                                        % of Net
                                                                         Assets
                                                                        --------
Industry Concentration as a Percentage of Net Assets
   Banks                                                                   19.1%
   Oil, Gas & Consumable Fuels                                              8.3%
   Pharmaceuticals                                                          5.6%
   Electronic Equipment & Instruments                                       5.0%
   Net Other Assets less Liabilities                                        4.5%
   Insurance                                                                4.1%
   Diversified Telecommunication Services                                   3.9%
   Automobiles                                                              3.0%
   Beverages                                                                2.9%
   Electrical Equipment                                                     2.8%
   Diversified Financial Services                                           2.7%
   Wireless Telecommunication Services                                      2.6%
   Food Products                                                            2.4%
   Media                                                                    2.4%
   Construction Materials                                                   2.2%
   Household Durables                                                       2.2%
   Metals & Mining                                                          2.2%
   Commercial Services & Supplies                                           1.8%
   Electric Utilities                                                       1.8%
   Multiline Retail                                                         1.6%
   Air Freight & Logistics                                                  1.4%
   Tobacco                                                                  1.4%
   Semiconductors & Semiconductor Equipment                                 1.2%
   Textiles, Apparel & Luxury Goods                                         1.2%
   Hotels, Restaurants & Leisure                                            1.1%
   Food & Staples Retailing                                                 1.0%
   Road & Rail                                                              1.0%
   Construction & Engineering                                               0.9%
   Gas Utilities                                                            0.9%
   Real Estate                                                              0.8%
   Chemicals                                                                0.7%
   Machinery                                                                0.7%
   Specialty Retail                                                         0.7%
   Energy Equipment & Services                                              0.6%
   Health Care Equipment & Supplies                                         0.6%
   Distributors                                                             0.5%
   Industrials                                                              0.5%
   IT Services                                                              0.5%
   Industrial Conglomerates                                                 0.4%
   Office Electronics                                                       0.4%
   Transportation Infrastructure                                            0.4%
   Auto Components                                                          0.3%
   Household Products                                                       0.3%
   Leisure Equipment & Products                                             0.3%
   Building Products                                                        0.2%
   Computers & Peripherals                                                  0.2%
   Internet Software & Services                                             0.2%
   Personal Products                                                        0.2%
   Marine                                                                   0.1%
   Materials                                                                0.1%
   Paper & Forest Products                                                  0.1%
                                                                          -----
                                                                          100.0%
                                                                          =====

              See accompanying Notes to Portfolios of Investments.

(MEMBERS(TM) MUTUAL FUNDS LOGO)

                                      QUARTERLY HOLDINGS REPORT JANUARY 31, 2006

                  NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)               31


1. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements.

PORTFOLIO VALUATION: Securities and other investments are valued as follows:
Equity securities and exchange-traded funds listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Trust or on the basis of dealer-supplied quotations. Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value (NAV) which is calculated as of 3:00 p.m. Central Time on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Cash Reserves Fund are valued on an amortized cost basis.

Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange on which the contracts are primarily traded. The Advisor's Securities Valuation Committee (the "Committee") shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts.

The value of all assets and liabilities denominated in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Standard Time) Reuters spot rate.

All other securities for which either quotations are not readily available, no other sales have occurred, or do not in MEMBERS Capital Advisors' (the "Investment Advisor") opinion, reflect the current market value are appraised at their fair values as determined in good faith by the Investment Advisor and under the general supervision of the Board of Trustees.

A fund's investments will be valued at fair value if in the judgment of the Committee an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated at 3:00 p.m. Central Time. Significant events may include, but are not limited to the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; ADRs, GDRs or other related receipts; currency spot or forward markets that trade after pricing of foreign exchange; other derivative securities traded after the close such as WEBs and SPDRs. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Funds.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Amortization and accretion are recorded on the effective yield method.

REPURCHASE AGREEMENTS: Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Funds will enter into repurchase agreements only with member banks of the Federal

                                                 (MEMBERS(TM) MUTUAL FUNDS LOGO)

QUARTERLY HOLDINGS REPORT JANUARY 31, 2006

32          NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)


Reserve System and with "primary dealers" in U.S. Government securities. At January 31, 2006, none of the funds have open repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights.

FOREIGN CURRENCY TRANSACTIONS: The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

The High Income Fund, Mid Cap Value Fund, Mid Cap Growth Fund, and International Stock Fund report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: Each fund, except the Cash Reserves Fund, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The Funds' net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The Funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. At January 31, 2006, none of the funds have open forward foreign currency exchange contracts.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or liquid high grade debt securities in a segregated account with the fund's custodian in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund's commitment with respect to the contract.

FUTURES CONTRACTS: Each fund, except the Cash Reserves Fund, may purchase and sell futures contracts and purchase and write options on futures contracts. The Funds will engage in futures contracts or related options transactions to hedge certain market positions. Upon entering into a futures contract, the fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets, equal to a certain percentage of the contract (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the fund each day, depending on the daily fluctuations in the fair value of the futures contract. When a fund enters into a futures contract, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. The fund recognizes a gain or loss equal to the daily change in the value of the futures contracts. Should market conditions move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. At January 31, 2006, none of the funds have open futures contracts.

DELAYED DELIVERY SECURITIES: Each fund may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often more than a month or more after the purchase. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. At January 31, 2006, only the High Income Fund entered into such transactions, the market values of which are identified in the fund's Portfolio of Investments.

(MEMBERS(TM) MUTUAL FUNDS LOGO)

                                      QUARTERLY HOLDINGS REPORT JANUARY 31, 2006

            NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)         33


2. FOREIGN SECURITIES

Each fund may invest in foreign securities, although only the Mid Cap Growth Fund and International Stock Fund anticipate having significant investments in such securities, and the Cash Reserves Fund is limited to U.S. dollar-denominated foreign money market securities. Foreign securities refer to securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., (2) issued by foreign governments or their agencies or instrumentalities, (3) principally traded outside the U.S., or
(4) quoted or denominated in a foreign currency. Foreign securities include ADRs, EDRs, GDRs, SDRs and foreign money market securities. Dollar-denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.

3. SECURITIES LENDING

Each fund, except the Cash Reserves Fund, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities, which is determined on a daily basis. At January 31, 2006, cash collateral received for Funds engaged in securities lending was invested in the State Street Navigator Securities Lending Prime Portfolio. Additionally, the Balanced Fund received non-cash collateral, which it is not permitted to sell or repledge, in the amount of $797,996. The value of all cash collateral is included within the Portfolio of Investments.

The value of securities on loan at January 31, 2006 is as follows:

FUND               VALUE OF SECURITIES ON LOAN
----               ---------------------------
Bond                       $19,670,109
High Income                  9,008,056
Balanced                    19,705,121
Large Cap Value              6,734,799
Large Cap Growth           $ 4,499,344
Mid Cap Value                9,526,740
Mid Cap Growth               5,606,991

The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

5. TAX INFORMATION

At January 31, 2006, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

FUND                  APPRECIATION   DEPRECIATION       NET
----                  ------------   ------------   -----------
Bond                   $   970,554    $1,105,948    $  (135,394)
High Income                864,652       564,729        299,923
Balanced                22,331,923     4,285,686     18,046,237
Large Cap Value         33,375,648     3,705,152     29,670,496
Large Cap Growth        13,053,489     4,658,449      8,395,040
Mid Cap Value           13,136,267     1,379,918     11,756,349
Mid Cap Growth           8,732,976       236,200      8,496,776
International Stock     21,706,860       777,413     20,929,447

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses.

6. CONCENTRATION OF RISK

Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves risk other than that reflected in the Statements of Assets and Liabilities. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The High Income Fund, Mid Cap Growth Fund and International Stock Fund enter into these contracts primarily to protect these funds from adverse currency movements.

                                                 (MEMBERS(TM) MUTUAL FUNDS LOGO)

QUARTERLY HOLDINGS REPORT JANUARY 31, 2006

34          NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)


Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

                          OTHER INFORMATION (UNAUDITED)

PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by the Funds to vote proxies related to portfolio securities is available to shareholders at no cost on the Funds' Website at www.membersfunds.com or by calling 1-800-877-6089. The proxy voting records for the Funds for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the Funds' website at www.membersfunds.com and on the SEC's website at www.sec.gov.

ANNUAL AND SEMIANNUAL REPORTS

The Funds' annual and semiannal reports provide additional information about the Funds' investments. The reports contain a discussion of the market conditions and investment strategies that significantly affect each fund's performance during the last fiscal year (other than the Cash Reserves Fund), and financial statements for the Funds. The reports are available to shareholders at no cost on the Funds' website at www.membersfunds.com or the SEC's website at www.sec.gov, or by calling 1-800-877-6089.

(MEMBERS(TM) MUTUAL FUNDS LOGO)

                                      QUARTERLY HOLDINGS REPORT JANUARY 31, 2006

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEMBERS MUTUAL FUNDS


BY: /s/ David P. Marks
    ---------------------------------
    David P. Marks
    President

DATE: 03/20/06

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


BY: /s/ David P. Marks
    ---------------------------------
    David P. Marks
    President, MEMBERS Mutual Funds

DATE: 03/20/06


BY: /s/ Mary E. Hoffmann
    ---------------------------------
    Mary E. Hoffmann
    Treasurer, MEMBERS Mutual Funds

DATE: 03/20/06